Franklin Strategic Series
Statement of Investments, January 31, 2020 (unaudited)
Franklin Biotechnology Discovery Fund
		Country	Shares	Value
	Common Stocks 95.2%
	Biotechnology 77.8%
[a,b]	89bio Inc.	United States	94,800	$2,533,056
[a]	Acadia Pharmaceuticals Inc.	United States	294,600	11,766,324
[a]	Alector Inc.	United States	367,000	10,253,980
[a]	Alexion Pharmaceuticals Inc.	United States	314,100	31,218,399
[a]	Allogene Therapeutics Inc.	United States	326,797	7,098,031
[a]	Alnylam Pharmaceuticals Inc.	United States	52,300	6,003,517
	Amgen Inc.	United States	351,500	75,941,575
[a]	Amicus Therapeutics Inc.	United States	556,000	4,915,040
[a]	Applied Therapeutics Inc	United States	189,413	9,938,500
[a]	Argenx SE, ADR	Netherlands	186,125	26,855,976
[a]	Ascendis Pharma AS, ADR	Denmark	211,600	28,587,160
[a]	Assembly Biosciences Inc.	United States	291,300	5,115,228
[a,b]	Aurinia Pharmaceuticals Inc.	Canada	536,900	9,825,270
[a,b]	Autolus Therapeutics PLC, ADR	United Kingdom	232,430	2,282,463
[a]	Biogen Inc.	United States	189,261	50,882,820
[a]	BioMarin Pharmaceutical Inc.	United States	142,456	11,895,076
[a]	Black Diamond Therapeutics Inc.	United States	127,800	4,792,500
[a]	Bluebird Bio Inc.	United States	30,900	2,462,421
[a]	Blueprint Medicines Corp.	United States	42,600	2,702,970
[a]	Bridgebio Pharma Inc.	United States	118,800	4,097,412
[a]	Constellation Pharmaceuticals Inc.	United States	161,800	5,345,872
[a]	CRISPR Therapeutics AG	Switzerland	166,314	8,640,012
[a]	Cytokinetics Inc.	United States	110,900	1,364,070
[a]	Deciphera Pharmaceuticals Inc.	United States	694,854	43,518,706
[a]	Fate Therapeutics Inc.	United States	616,393	15,631,727
	Gilead Sciences Inc.	United States	1,042,000	65,854,400
[a]	Global Blood Therapeutics Inc.	United States	304,100	19,845,566
[a]	Gossamer Bio Inc.	United States	242,900	3,225,712
[a]	Heron Therapeutics Inc.	United States	1,609,277	33,569,518
[a]	Homology Medicines Inc.	United States	138,400	2,165,960
[a]	Immunomedics Inc.	United States	762,000	14,150,340
[a]	Insmed Inc.	United States	404,000	8,298,160
[a,c,d]	Intarcia Therapeutics Inc., DD	United States	80,195	610,926
[a]	Ionis Pharmaceuticals Inc.	United States	102,400	5,971,968
[a]	Iovance Biotherapeutics Inc.	United States	1,477,701	32,125,220
[a]	KalVista Pharmaceuticals Inc.	United States	99,100	1,516,230
[a]	Kezar Life Sciences Inc.	United States	853,550	2,620,399
[a,b]	LogicBio Therapeutics Inc.	United States	280,700	2,770,509
[a]	Minerva Neurosciences Inc.	United States	492,400	4,003,212
[a]	Mirati Therapeutics Inc.	United States	156,251	13,567,274
[a]	MorphoSys AG, ADR	Germany	248,700	7,881,303
[a]	Neurocrine Biosciences Inc.	United States	326,800	32,706,144
[a]	Pfenex Inc.	United States	870,884	9,335,876
[a]	Precision BioSciences Inc.	United States	377,397	3,053,142
[a,e]	Precision BioSciences Inc., 144A	United States	73,892	597,786
[a]	Principia Biopharma Inc.	United States	64,400	3,390,660
[a]	PTC Therapeutics Inc.	United States	789,700	40,669,550
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  1

Franklin Strategic Series
Statement of Investments (unaudited)
Franklin Biotechnology Discovery Fund (continued)
		Country	Shares	Value
	Common Stocks (continued)
	Biotechnology (continued)
[a]	Regeneron Pharmaceuticals Inc.	United States	128,009	$43,259,361
[a]	REGENXBIO Inc.	United States	123,076	5,357,498
[a]	Rocket Pharmaceuticals Inc.	United States	153,771	3,149,230
[a]	Sage Therapeutics Inc.	United States	144,470	9,575,472
[a]	Sarepta Therapeutics Inc.	United States	65,400	7,583,784
[a]	SpringWorks Therapeutics Inc.	United States	76,800	2,417,664
[a]	Ultragenyx Pharmaceutical Inc.	United States	162,100	8,518,355
[a]	uniQure NV	Netherlands	182,800	10,521,968
[a]	Vertex Pharmaceuticals Inc.	United States	353,900	80,352,995
[a,b]	Viela Bio Inc.	United States	151,600	5,965,460
[a]	Xencor Inc.	United States	157,332	5,339,848
[a]	Zymeworks Inc.	Canada	209,220	9,130,361
				882,769,956
	Life Sciences Tools & Services 4.5%
[a]	Illumina Inc.	United States	176,000	51,052,320
	Pharmaceuticals 12.9%
[a,b]	Aerie Pharmaceuticals Inc.	United States	505,400	10,350,592
[a]	Arvinas Inc.	United States	47,700	2,311,542
[a,b]	Cara Therapeutics Inc.	United States	227,000	3,654,700
[a]	Collegium Pharmaceutical Inc.	United States	392,050	7,886,086
[a]	Cymabay Therapeutics Inc.	United States	438,356	675,068
[a]	GW Pharmaceuticals PLC, ADR	United Kingdom	384,400	44,409,732
[a]	Odonate Therapeutics Inc.	United States	309,782	9,045,634
[a]	Optinose Inc.	United States	507,900	3,976,857
[a]	Reata Pharmaceuticals Inc.	United States	177,400	38,813,346
[a,b]	Relmada Therapeutics Inc.	United States	91,266	4,047,647
[a]	Revance Therapeutics Inc.	United States	647,300	14,480,101
[a,b]	TherapeuticsMD Inc.	United States	2,847,040	6,405,840
[a]	Trevi Therapeutics Inc.	United States	223,709	1,114,071
				147,171,216
	Total Common Stocks (Cost $618,023,746)			1,080,993,492
	Preferred Stocks (Cost $2,821,056) 0.3%
	Biotechnology 0.3%
[a,c,d]	Metacrine Inc., pfd., C	United States	1,330,687	2,821,056
	Escrows and Litigation Trusts (Cost $2,090,611) 0.1%
[a,c]	True North Therapeutics Inc., Escrow Account	United States	759,880	936,544
	Total Investments before Short Term Investments (Cost $622,935,413)			1,084,751,092
	Short Term Investments 7.3%
	Money Market Funds (Cost $50,790,829) 4.5%
[f,g]	Institutional Fiduciary Trust Money Market Portfolio, 1.21%	United States	50,790,829	50,790,829
  |  2

Franklin Strategic Series
Statement of Investments (unaudited)
Franklin Biotechnology Discovery Fund (continued)
		Country	Shares	Value
	Short Term Investments (continued)
	Investments from Cash Collateral Received for Loaned Securities 2.8%
	Money Market Funds (Cost $32,426,535) 2.8%
[f,g]	Institutional Fiduciary Trust Money Market Portfolio, 1.21%	United States	32,426,535	$32,426,535
	Total Investments (Cost $706,152,777) 102.9%			1,167,968,456
	Other Assets, less Liabilities (2.9)%			(32,895,161)
	Net Assets 100.0%			$1,135,073,295

See Abbreviations on page 65.
[a]Non-income producing.
[b]A portion or all of the security is on loan at January 31, 2020.
[c]Fair valued using significant unobservable inputs. See Note 11 regarding fair value measurements.
[d]See Note 6 regarding restricted securities.
[e]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At January 31, 2020, the value of this security was $597,786, representing less than 0.1% of net assets.
[f]See Note 8 regarding investments in affiliated management investment companies.
[g]The rate shown is the annualized seven-day effective yield at period end.
  |  3

Franklin Strategic Series
Statement of Investments, January 31, 2020 (unaudited)
Franklin Growth Opportunities Fund
		Country	Shares	Value
	Common Stocks 97.1%
	Communication Services 6.5%
[a]	Alphabet Inc., C	United States	97,216	$139,430,103
[a]	Facebook Inc., A	United States	151,743	30,638,429
[a]	Liberty Broadband Corp., C	United States	346,818	46,102,517
	The Walt Disney Co.	United States	425,225	58,812,870
				274,983,919
	Consumer Discretionary 10.4%
[a]	Amazon.com Inc.	United States	154,624	310,596,321
	Aptiv PLC	United States	295,903	25,089,615
[a]	Chipotle Mexican Grill Inc.	United States	25,751	22,319,937
	Levi Strauss & Co., A	United States	833,386	16,367,701
	NIKE Inc., B	United States	199,306	19,193,168
[a,b]	Peloton Interactive Inc., A	United States	663,400	21,467,624
[a]	Under Armour Inc., A	United States	1,165,850	23,526,853
				438,561,219
	Consumer Staples 3.0%
	Constellation Brands Inc., A	United States	167,865	31,608,979
	Lamb Weston Holdings Inc.	United States	558,234	50,972,347
[a]	Monster Beverage Corp.	United States	352,068	23,447,729
[a]	Nomad Foods Ltd.	United Kingdom	959,344	19,359,562
				125,388,617
	Energy 0.4%
	Diamondback Energy Inc.	United States	225,705	16,792,452
	Financials 6.3%
	The Charles Schwab Corp.	United States	714,275	32,535,226
	Intercontinental Exchange Inc.	United States	521,651	52,029,471
	MarketAxess Holdings Inc.	United States	105,804	37,473,661
	MSCI Inc.	United States	279,833	79,976,271
	S&P Global Inc.	United States	227,424	66,801,252
				268,815,881
	Health Care 15.4%
	AstraZeneca PLC, ADR	United Kingdom	310,659	15,129,093
[a]	Deciphera Pharmaceuticals Inc.	United States	268,895	16,840,894
[a]	Edwards Lifesciences Corp.	United States	280,122	61,587,623
[a]	Elanco Animal Health Inc.	United States	373,022	11,526,380
[a]	Guardant Health Inc.	United States	259,017	19,695,653
[a]	GW Pharmaceuticals PLC, ADR	United Kingdom	298,788	34,518,978
[a]	Heron Therapeutics Inc.	United States	2,500,782	52,166,312
[a]	IDEXX Laboratories Inc.	United States	104,759	28,390,737
[a]	Illumina Inc.	United States	101,824	29,536,088
[a]	Intuitive Surgical Inc.	United States	69,742	39,040,177
[a]	Nevro Corp.	United States	492,387	65,443,156
[a]	PTC Therapeutics Inc.	United States	582,961	30,022,491
[a]	Reata Pharmaceuticals Inc.	United States	135,829	29,718,027
[a]	Sage Therapeutics Inc.	United States	140,396	9,305,447
	UnitedHealth Group Inc.	United States	309,579	84,344,798
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  4

Franklin Strategic Series
Statement of Investments (unaudited)
Franklin Growth Opportunities Fund (continued)
		Country	Shares	Value
	Common Stocks (continued)
	Health Care (continued)
[a]	Veeva Systems Inc.	United States	396,044	$58,064,011
	West Pharmaceutical Services Inc.	United States	419,011	65,344,765
				650,674,630
	Industrials 10.9%
	The Boeing Co.	United States	74,133	23,594,310
[a]	CoStar Group Inc.	United States	168,692	110,154,189
	Honeywell International Inc.	United States	220,100	38,125,722
[a]	IHS Markit Ltd.	United States	636,224	50,172,625
	Raytheon Co.	United States	201,632	44,548,574
	Roper Technologies Inc.	United States	128,568	49,069,263
	Stanley Black & Decker Inc.	United States	127,420	20,301,828
	TransUnion	United States	239,903	21,999,105
	Union Pacific Corp.	United States	44,630	8,007,515
[a]	Univar Solutions Inc.	United States	950,507	20,483,426
	Verisk Analytics Inc.	United States	475,500	77,254,485
				463,711,042
	Information Technology 40.4%
[a]	Adobe Inc.	United States	266,362	93,530,353
	Analog Devices Inc.	United States	266,301	29,226,535
	Apple Inc.	United States	441,508	136,651,141
[a]	Autodesk Inc.	United States	119,419	23,507,630
[a]	Bill.Com Holdings Inc.	United States	30,900	1,554,888
[a,c]	Bill.Com Holdings Inc.	United States	812,499	38,532,367
[a]	Black Knight Inc.	United States	328,967	22,014,472
[a]	CloudFlare Inc., A	United States	465,253	8,309,419
[a]	Fiserv Inc.	United States	326,248	38,696,275
[a]	Guidewire Software Inc.	United States	62,745	7,058,813
[a]	InterXion Holding NV	Netherlands	495,448	43,118,839
	Intuit Inc.	United States	73,846	20,704,942
[a,c,d]	LegalZoom.com Inc.	United States	1,673,284	20,077,696
	Mastercard Inc., A	United States	758,815	239,740,011
	Microsoft Corp.	United States	1,566,958	266,743,260
	Monolithic Power Systems	United States	238,216	40,775,433
	NVIDIA Corp.	United States	172,870	40,871,654
[a]	PayPal Holdings Inc.	United States	422,534	48,122,397
[a]	PTC Inc.	United States	417,558	34,707,421
[a]	salesforce.com Inc.	United States	258,798	47,181,463
[a]	ServiceNow Inc.	United States	384,532	130,060,258
[a]	Synopsys Inc.	United States	71,815	10,593,431
[a]	Twilio Inc., A	United States	385,850	47,976,589
[a]	Tyler Technologies Inc.	United States	97,251	31,478,204
	Visa Inc., A	United States	927,459	184,536,517
[a]	Workday Inc., A	United States	230,968	42,643,622
	Xilinx Inc.	United States	223,375	18,870,720
[a]	Zendesk Inc.	United States	522,791	45,169,142
				1,712,453,492
  |  5

Franklin Strategic Series
Statement of Investments (unaudited)
Franklin Growth Opportunities Fund (continued)
		Country	Shares	Value
	Common Stocks (continued)
	Materials 0.3%
[a]	Ingevity Corp.	United States	211,907	$13,820,575
	Real Estate 3.5%
	American Tower Corp.	United States	129,305	29,965,141
	SBA Communications Corp., A	United States	472,242	117,852,713
				147,817,854
	Total Common Stocks (Cost $1,834,756,092)			4,113,019,681
	Preferred Stocks 3.1%
	Communication Services 0.1%
[a,c,d]	Tanium Inc., pfd., G	United States	805,800	6,139,941
	Consumer Discretionary 1.8%
[a,c,d]	ClearMotion Inc., pfd., C	United States	2,610,594	8,855,696
[a,c,d]	ClearMotion Inc., pfd., D	United States	3,698,772	13,244,903
[a,c,d]	Proterra Inc., pfd., 5, 144A	United States	2,362,202	20,867,451
[a,c,d]	Proterra Inc., pfd., 6, 144A	United States	596,775	5,271,849
[a,c,d]	Proterra Inc., pfd., 7	United States	780,667	6,896,333
[a,c,d]	Proterra Inc., pfd., 8	United States	289,016	2,553,138
[a,c,d]	Sweetgreen Inc., pfd., H	United States	928,488	14,822,377
[a,c,d]	Sweetgreen Inc., pfd., I	United States	100,835	1,784,123
				74,295,870
	Health Care 0.3%
[a,c,d]	Tempus Labs Inc., pfd., F	United States	504,854	12,499,983
	Industrials 0.8%
[a,c,d]	Optoro Inc., pfd., E	United States	509,182	14,022,397
[a,c,d]	Wheels Up Partners LLC, pfd., D	United States	5,028,735	19,102,384
				33,124,781
	Information Technology 0.1%
[a,c,d]	GitLab Inc., pfd., E	United States	201,294	3,749,987
	Total Preferred Stocks (Cost $99,396,671)			129,810,562
	Total Investments before Short Term Investments (Cost $1,934,152,763)			4,242,830,243
	Short Term Investments 0.5%
	Money Market Funds (Cost $22,801) 0.0%†
[e,f]	Institutional Fiduciary Trust Money Market Portfolio, 1.21%	United States	22,801	22,801
  |  6

Franklin Strategic Series
Statement of Investments (unaudited)
Franklin Growth Opportunities Fund (continued)
		Country	Shares	Value
	Short Term Investments (continued)
	Investments from Cash Collateral Received for Loaned Securities (Cost $20,791,095) 0.5%
	Money Market Funds 0.5%
[e,f]	Institutional Fiduciary Trust Money Market Portfolio, 1.21%	United States	20,791,095	$20,791,095
	Total Investments (Cost $1,954,966,659) 100.7%			4,263,644,139
	Other Assets, less Liabilities (0.7)%			(29,001,123)
	Net Assets 100.0%			$4,234,643,016

See Abbreviations on page 65.
†Rounds to less than 0.1% of net assets.
[a]Non-income producing.
[b]A portion or all of the security is on loan at January 31, 2020.
[c]Fair valued using significant unobservable inputs. See Note 11 regarding fair value measurements.
[d]See Note 6 regarding restricted securities.
[e]See Note 8 regarding investments in affiliated management investment companies.
[f]The rate shown is the annualized seven-day effective yield at period end.
  |  7

Franklin Strategic Series
Statement of Investments, January 31, 2020 (unaudited)
Franklin Natural Resources Fund
		Country	Shares	Value
	Common Stocks 97.6%
	Copper 4.5%
	Antofagasta PLC	United Kingdom	344,500	$3,732,394
	First Quantum Minerals Ltd.	Zambia	138,300	1,082,575
	Freeport-McMoRan Inc.	United States	302,700	3,359,970
[a]	Imperial Metals Corp.	Canada	364,500	531,534
	Lundin Mining Corp.	Chile	380,000	1,992,595
				10,699,068
	Diversified Chemicals 0.9%
	BASF SE	Germany	31,100	2,099,336
	Diversified Metals & Mining 7.9%
	Anglo American PLC	United Kingdom	103,100	2,689,690
	BHP Group PLC, ADR	United Kingdom	116,000	5,037,880
	Glencore PLC	Switzerland	1,335,900	3,906,078
[a,b]	Nautilus Minerals Inc.	Canada	3,895,831	—
	Rio Tinto PLC, ADR	Australia	52,300	2,794,389
	South32 Ltd.	Australia	742,000	1,273,100
	Teck Resources Ltd., B	Canada	237,600	3,067,416
				18,768,553
	Fertilizers & Agricultural Chemicals 1.0%
	Corteva Inc.	United States	38,800	1,122,096
	Nutrien Ltd.	Canada	28,400	1,212,396
				2,334,492
	Gold 6.6%
	Agnico Eagle Mines Ltd.	Canada	35,300	2,181,745
	Alamos Gold Inc., A	Canada	337,000	2,126,143
	B2Gold Corp.	Canada	568,900	2,463,013
	Barrick Gold Corp.	Canada	156,691	2,901,917
[a]	Guyana Goldfields Inc.	Canada	1,122,300	602,065
	Newcrest Mining Ltd.	Australia	84,000	1,681,557
	Newmont Corp.	United States	64,615	2,911,552
	OceanaGold Corp.	Australia	329,810	690,271
				15,558,263
	Integrated Oil & Gas 14.2%
	Chevron Corp.	United States	65,200	6,985,528
	Exxon Mobil Corp.	United States	56,600	3,515,992
	Occidental Petroleum Corp.	United States	210,700	8,369,004
	Royal Dutch Shell PLC, A, ADR	United Kingdom	111,021	5,789,745
	Suncor Energy Inc.	Canada	215,200	6,577,136
	Total SA, B, ADR	France	48,610	2,361,960
				33,599,365
	Oil & Gas Drilling 1.5%
	Helmerich & Payne Inc.	United States	25,700	1,042,135
	Patterson-UTI Energy Inc.	United States	324,500	2,576,530
				3,618,665
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  8

Franklin Strategic Series
Statement of Investments (unaudited)
Franklin Natural Resources Fund (continued)
		Country	Shares	Value
	Common Stocks (continued)
	Oil & Gas Equipment & Services 15.7%
[a]	Apergy Corp.	United States	32,900	$850,794
	Baker Hughes Co., A	United States	219,300	4,750,038
	Cactus Inc.	United States	39,800	1,147,036
[a]	Dril-Quip Inc.	United States	27,100	1,108,390
	Halliburton Co.	United States	217,435	4,742,257
	Liberty Oilfield Services Inc., A	United States	265,400	2,250,592
[a]	NexTier Oilfield Solutions Inc.	United States	157,460	810,919
[a]	Nine Energy Service Inc.	United States	194,650	942,106
[a]	Oceaneering International Inc.	United States	143,900	1,785,799
[a]	Oil States International Inc.	United States	176,766	1,905,538
[a]	ProPetro Holding Corp.	United States	47,500	462,650
[a]	Ranger Energy Services Inc.	United States	154,157	1,079,099
	Schlumberger Ltd.	United States	211,047	7,072,185
	Schoeller-Bleckmann Oilfield Equipment AG	Austria	27,500	1,268,868
[a]	Select Energy Services Inc.	United States	251,500	1,750,440
[a]	Superior Energy Services Inc.	United States	78,610	411,916
	TechnipFMC PLC	United Kingdom	285,100	4,707,001
				37,045,628
	Oil & Gas Exploration & Production 29.8%
	Cabot Oil & Gas Corp., A	United States	412,400	5,810,716
[a]	Cairn Energy PLC	United Kingdom	1,014,093	2,264,687
[a]	Callon Petroleum Co.	United States	1,078,400	3,235,200
	Canadian Natural Resources Ltd.	Canada	203,300	5,717,284
	Concho Resources Inc.	United States	120,200	9,108,756
	ConocoPhillips	United States	135,392	8,046,347
	Diamondback Energy Inc.	United States	103,400	7,692,960
	EOG Resources Inc.	United States	111,600	8,136,756
	Hess Corp.	United States	39,100	2,211,887
	Noble Energy Inc.	United States	292,200	5,776,794
	Parsley Energy Inc., A	United States	152,210	2,532,774
	Pioneer Natural Resources Co.	United States	49,224	6,645,240
[a]	WPX Energy Inc.	United States	259,300	3,098,635
				70,278,036
	Oil & Gas Refining & Marketing 5.1%
	Marathon Petroleum Corp.	United States	89,000	4,850,500
	Phillips 66	United States	39,200	3,581,704
	Valero Energy Corp.	United States	42,500	3,583,175
				12,015,379
	Oil & Gas Storage & Transportation 7.5%
	Enbridge Inc.	Canada	55,447	2,255,030
	Kinder Morgan Inc.	United States	117,100	2,443,877
	ONEOK Inc.	United States	34,500	2,583,015
	Targa Resources Corp.	United States	118,600	4,328,900
	TC Energy Corp.	Canada	53,000	2,905,460
	The Williams Cos. Inc.	United States	152,400	3,153,156
				17,669,438
  |  9

Franklin Strategic Series
Statement of Investments (unaudited)
Franklin Natural Resources Fund (continued)
		Country	Shares	Value
	Common Stocks (continued)
	Paper Packaging 0.6%
	Packaging Corp. of America	United States	15,200	$1,455,400
	Pharmaceuticals 0.3%
[a]	Elanco Animal Health Inc.	United States	25,800	797,220
	Specialty Chemicals 1.4%
	Albemarle Corp.	United States	31,000	2,488,680
	DuPont de Nemours Inc.	United States	16,700	854,706
				3,343,386
	Trading Companies & Distributors 0.6%
[a]	Univar Solutions Inc.	United States	61,300	1,321,015
	Total Common Stocks (Cost $235,916,275)			230,603,244
	Short Term Investments (Cost $6,654,410) 2.8%
	Money Market Funds 2.8%
[c,d]	Institutional Fiduciary Trust Money Market Portfolio, 1.21%	United States	6,654,410	6,654,410
	Total Investments (Cost $242,570,685) 100.4%			237,257,654
	Other Assets, less Liabilities (0.4)%			(1,052,462)
	Net Assets 100.0%			$236,205,192

See Abbreviations on page 65.
[a]Non-income producing.
[b]Fair valued using significant unobservable inputs. See Note 11 regarding fair value measurements.
[c]See Note 8 regarding investments in affiliated management investment companies.
[d]The rate shown is the annualized seven-day effective yield at period end.
  |  10

Franklin Strategic Series
Statement of Investments, January 31, 2020 (unaudited)
Franklin Select U.S. Equity Fund
		Country	Shares	Value
	Common Stocks 98.7%
	Communication Services 6.0%
[a]	Alphabet Inc., A	United States	2,720	$3,897,161
	The Walt Disney Co.	United States	17,770	2,457,769
				6,354,930
	Consumer Discretionary 10.6%
[a]	Alibaba Group Holding Ltd., ADR	China	13,010	2,687,736
[a]	Amazon.com Inc.	United States	2,390	4,800,841
	Aptiv PLC	United States	14,860	1,259,979
	NIKE Inc., B	United States	25,320	2,438,316
				11,186,872
	Consumer Staples 6.5%
	Constellation Brands Inc., A	United States	7,600	1,431,080
	Estee Lauder Cos. Inc., A	United States	8,820	1,721,311
	Lamb Weston Holdings Inc.	United States	22,780	2,080,042
[a]	Monster Beverage Corp.	United States	24,100	1,605,060
				6,837,493
	Energy 1.4%
	Cabot Oil & Gas Corp., A	United States	57,470	809,752
	Concho Resources Inc.	United States	9,000	682,020
				1,491,772
	Financials 9.6%
	BlackRock Inc.	United States	5,070	2,673,665
	The Charles Schwab Corp.	United States	49,860	2,271,123
	Intercontinental Exchange Inc.	United States	25,060	2,499,484
	S&P Global Inc.	United States	9,180	2,696,441
				10,140,713
	Health Care 15.1%
[a]	ABIOMED Inc.	United States	4,110	765,652
	AstraZeneca PLC, ADR	United Kingdom	51,130	2,490,031
[a]	Illumina Inc.	United States	5,260	1,525,768
[a]	Mettler-Toledo International Inc.	United States	3,120	2,362,402
	Stryker Corp.	United States	10,390	2,189,173
	Teleflex Inc.	United States	6,750	2,507,692
	UnitedHealth Group Inc.	United States	9,100	2,479,295
[a]	Waters Corp.	United States	7,110	1,591,147
				15,911,160
	Industrials 10.1%
	BWX Technologies Inc.	United States	21,710	1,380,539
	Fortive Corp.	United States	28,230	2,115,274
	Raytheon Co.	United States	10,990	2,428,131
	Republic Services Inc.	United States	20,300	1,929,515
	Verisk Analytics Inc.	United States	16,990	2,760,365
				10,613,824
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  11

Franklin Strategic Series
Statement of Investments (unaudited)
Franklin Select U.S. Equity Fund (continued)
		Country	Shares	Value
	Common Stocks (continued)
	Information Technology 31.4%
[a]	Adyen NV	Netherlands	363	$334,578
	Amphenol Corp., A	United States	15,640	1,555,711
	Analog Devices Inc.	United States	26,400	2,897,400
	Apple Inc.	United States	9,970	3,085,815
	Applied Materials Inc.	United States	45,630	2,646,084
	Cognex Corp.	United States	27,230	1,387,913
[a]	InterXion Holding NV	Netherlands	29,540	2,570,866
	Mastercard Inc., A	United States	11,460	3,620,672
	Microsoft Corp.	United States	29,830	5,077,961
	NVIDIA Corp.	United States	9,040	2,137,327
[a]	salesforce.com Inc.	United States	13,680	2,494,001
[a]	ServiceNow Inc.	United States	9,880	3,341,712
[a]	Tyler Technologies Inc.	United States	6,220	2,013,290
				33,163,330
	Materials 2.3%
	Ecolab Inc.	United States	12,060	2,365,087
	Real Estate 2.4%
	SBA Communications Corp., A	United States	10,230	2,552,999
	Utilities 3.3%
	NextEra Energy Inc.	United States	13,110	3,516,102
	Total Common Stocks (Cost $73,131,934)			104,134,282
	Short Term Investments (Cost $1,490,059) 1.4%
	Money Market Funds 1.4%
[b,c]	Institutional Fiduciary Trust Money Market Portfolio, 1.21%	United States	1,490,059	1,490,059
	Total Investments (Cost $74,621,993) 100.1%			105,624,341
	Other Assets, less Liabilities (0.1)%			(78,642)
	Net Assets 100.0%			$105,545,699

See Abbreviations on page 65.
[a]Non-income producing.
[b]See Note 8 regarding investments in affiliated management investment companies.
[c]The rate shown is the annualized seven-day effective yield at period end.
  |  12

Franklin Strategic Series
Statement of Investments, January 31, 2020 (unaudited)
Franklin Small Cap Growth Fund
		Country	Shares	Value
	Common Stocks 93.3%
	Communication Services 1.1%
[a]	IMAX Corp.	United States	680,200	$11,250,508
[a]	Yelp Inc.	United States	543,600	17,721,360
				28,971,868
	Consumer Discretionary 14.3%
	American Eagle Outfitters Inc.	United States	1,516,200	21,833,280
[a]	Boot Barn Holdings Inc.	United States	578,860	24,294,754
	Dave & Buster’s Entertainment Inc.	United States	536,500	23,691,840
[a,b,c]	DraftKings Inc.	United States	9,905,685	40,522,741
[a]	Five Below Inc.	United States	229,000	25,927,380
[a]	Grand Canyon Education Inc.	United States	212,900	16,665,812
	Lithia Motors Inc.	United States	145,300	19,708,492
[a]	M/I Homes Inc.	United States	861,376	38,236,481
[a,b]	Peloton Interactive Inc., B	United States	1,038,769	32,628,249
[a,d]	The RealReal Inc.	United States	751,100	10,868,417
[a,d]	Revolve Group Inc.	United States	535,600	9,528,324
[a]	RH	United States	127,300	26,573,875
[a,e]	Sportsman’s Warehouse Holdings Inc.	United States	2,356,100	15,267,528
	Steven Madden Ltd.	United States	826,350	31,864,056
[a]	TRI Pointe Group Inc.	United States	971,300	15,793,338
	Wingstop Inc.	United States	451,229	41,860,514
				395,265,081
	Consumer Staples 3.1%
[a]	BellRing Brands Inc., A	United States	290,500	6,286,420
[a]	Grocery Outlet Holding Corp.	United States	728,900	23,864,186
[a]	Hostess Brands Inc., A	United States	1,007,600	13,521,992
[a]	Nomad Foods Ltd.	United Kingdom	937,100	18,910,678
[a]	The Simply Good Foods Co.	United States	1,050,600	24,132,282
				86,715,558
	Energy 0.9%
[a]	Callon Petroleum Co.	United States	3,755,900	11,267,700
	Liberty Oilfield Services Inc., A	United States	1,620,100	13,738,448
				25,006,148
	Financials 6.4%
	Evercore Inc.	United States	180,800	13,852,896
	FGL Holdings., A	United States	435,200	4,199,680
	Houlihan Lokey Inc.	United States	566,400	29,367,840
[a]	Metropolitan Bank Holding Corp.	United States	318,661	15,662,188
	Pinnacle Financial Partners Inc.	United States	586,304	34,627,114
[a]	PRA Group Inc.	United States	506,500	17,909,840
	TCF Financial Corp.	United States	653,223	27,618,269
	Western Alliance Bancorp	United States	623,400	34,430,382
				177,668,209
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  13

Franklin Strategic Series
Statement of Investments (unaudited)
Franklin Small Cap Growth Fund (continued)
		Country	Shares	Value
	Common Stocks (continued)
	Health Care 23.1%
[a]	Argenx SE, ADR	Netherlands	83,700	$12,077,073
[a]	Ascendis Pharma AS, ADR	Denmark	178,900	24,169,390
[a]	Collegium Pharmaceutical Inc.	United States	698,800	14,056,362
[a]	Deciphera Pharmaceuticals Inc.	United States	564,600	35,360,898
[a]	Dermira Inc.	United States	147,100	2,787,545
[a]	Emergent BioSolutions Inc.	United States	382,600	21,077,434
[a]	Global Blood Therapeutics Inc.	United States	311,800	20,348,068
[a]	GW Pharmaceuticals PLC, ADR	United Kingdom	282,600	32,648,778
[a]	HealthEquity Inc.	United States	341,116	22,534,123
[a]	Heron Therapeutics Inc.	United States	1,366,308	28,501,185
[a]	Inspire Medical Systems Inc.	United States	323,744	24,216,051
[a]	Integer Holdings Corp.	United States	369,000	31,512,600
[a]	Iovance Biotherapeutics Inc.	United States	1,060,500	23,055,270
[a]	iRhythm Technologies Inc.	United States	391,097	33,489,636
[a,d]	Livongo Health Inc.	United States	816,785	19,733,526
[a]	Neogen Corp.	United States	267,266	17,978,984
[a]	NeoGenomics Inc.	United States	1,062,300	34,237,929
[a]	Neuronetics Inc.	United States	267,005	969,228
[a]	Nevro Corp.	United States	247,500	32,895,225
[a]	Odonate Therapeutics Inc.	United States	383,200	11,189,440
[a]	Penumbra Inc.	United States	175,200	30,740,592
[a]	Pfenex Inc.	United States	1,097,731	11,767,676
[a]	Phreesia Inc.	United States	418,282	12,966,742
[a]	PTC Therapeutics Inc.	United States	812,100	41,823,150
[a]	Reata Pharmaceuticals Inc.	United States	136,974	29,968,541
[a]	Revance Therapeutics Inc.	United States	1,138,292	25,463,592
[a]	Sage Therapeutics Inc.	United States	12,577	833,604
[a,d]	TherapeuticsMD Inc.	United States	1,783,100	4,011,975
[a]	Tivity Health Inc.	United States	1,690,778	36,596,890
				637,011,507
	Industrials 17.5%
	Allegiant Travel Co.	United States	266,248	44,740,314
	Altra Industrial Motion Corp.	United States	233,185	7,755,733
	Arcosa Inc.	United States	518,500	22,684,375
[a]	Axon Enterprise Inc.	United States	351,300	26,983,353
[a]	Beacon Roofing Supply Inc.	United States	878,200	29,077,202
	BWX Technologies Inc.	United States	431,200	27,420,008
	Cubic Corp.	United States	666,800	43,535,372
	Granite Construction Inc.	United States	1,049,543	28,474,101
	Healthcare Services Group Inc.	United States	817,200	20,920,320
	Kennametal Inc.	United States	1,203,400	37,654,386
[a]	Kratos Defence & Security Solutions Inc.	United States	605,564	11,106,044
	Lindsay Corp.	United States	139,421	13,946,283
[a]	Mercury Systems Inc.	United States	533,016	40,908,978
[a]	SAIA Inc.	United States	249,924	21,768,380
[a]	Spirit Airlines Inc.	United States	930,300	38,207,421
[a]	Univar Solutions Inc.	United States	1,664,832	35,877,130
  |  14

Franklin Strategic Series
Statement of Investments (unaudited)
Franklin Small Cap Growth Fund (continued)
		Country	Shares	Value
	Common Stocks (continued)
	Industrials (continued)
	US Ecology Inc.	United States	588,246	$31,771,166
				482,830,566
	Information Technology 24.9%
[a]	Alteryx Inc.	United States	356,100	49,665,267
[a]	Bill.Com Holdings Inc.	United States	234,300	11,789,976
[a]	CloudFlare Inc., A	United States	1,405,400	25,100,444
[a]	Envestnet Inc.	United States	405,722	31,999,294
[a]	Hubspot Inc.	United States	183,529	33,207,737
[a]	InterXion Holding NV	Netherlands	390,795	34,010,889
[a]	Lattice Semiconductor Corp.	United States	1,898,700	35,315,820
[a,b,c]	LegalZoom.com Inc.	United States	1,431,280	17,173,896
	ManTech International Corp., A	United States	334,500	26,853,660
	Monolithic Power Systems	United States	156,900	26,856,573
[a]	Onto Innovation Inc.	United States	1,053,800	39,981,172
[a]	Pagerduty Inc.	United States	652,200	15,209,304
[a]	Paylocity Holding Corp.	United States	268,532	38,102,005
[a]	Pluralsight Inc., A	United States	1,134,200	21,992,138
[a]	Pure Storage Inc., A	United States	597,300	10,631,940
[a]	Q2 Holdings Inc.	United States	350,400	30,551,376
[a]	Repay Holdings Corp.	United States	910,300	15,393,173
[a]	Semtech Corp.	United States	527,000	25,396,130
[a]	Silicon Laboratories Inc.	United States	311,100	30,584,241
[a]	USA Technologies Inc.	United States	1,220,200	11,042,810
[a]	ViaSat Inc.	United States	546,283	34,770,913
[a]	Viavi Solutions Inc.	United States	1,920,800	27,083,280
[a]	Wix.com Ltd.	Israel	215,500	30,749,695
[a]	Zendesk Inc.	United States	350,914	30,318,970
[a]	Zscaler Inc.	United States	628,500	35,252,565
				689,033,268
	Materials 1.0%
[a]	Ingevity Corp.	United States	429,329	28,000,837
	Real Estate 1.0%
	Coresite Realty Corp.	United States	244,600	28,728,270
	Total Common Stocks (Cost $1,825,772,402)			2,579,231,312
	Preferred Stocks 4.3%
	Consumer Discretionary 2.7%
[a,b,c]	ClearMotion Inc., pfd., D	United States	3,698,772	13,244,903
[a,b,c]	Proterra Inc., pfd., 5, 144A	United States	1,787,047	15,786,591
[a,b,c]	Proterra Inc., pfd., 6, 144A	United States	1,310,834	11,579,774
[a,b,c]	Proterra Inc., pfd., 7	United States	536,367	4,738,211
[a,b,c]	Rent the Runway Inc., pfd.	United States	596,471	14,293,965
[a,b,c]	Sweetgreen Inc., pfd., H	United States	383,435	6,121,154
[a,b,c]	Sweetgreen Inc., pfd., I	United States	41,641	736,775
[a,b,c]	Tula eTechnology Inc.	United States	361,111	—
  |  15

Franklin Strategic Series
Statement of Investments (unaudited)
Franklin Small Cap Growth Fund (continued)
		Country	Shares	Value
	Preferred Stocks (continued)
	Consumer Discretionary (continued)
[a,b,c]	Tula Technology Inc., E	United States	3,611,111	$7,573,637
				74,075,010
	Industrials 1.1%
[a,b,c]	Optoro Inc., pfd., E	United States	508,130	13,993,426
[a,b,c]	Wheels Up Partners LLC, pfd., D	United States	4,310,344	16,373,471
				30,366,897
	Information Technology 0.5%
[a,b,c]	Smule Inc., pfd., G, 144A	United States	1,542,673	10,322,756
[a,b,c]	Smule Inc., pfd., H, 144A	United States	352,675	2,783,979
				13,106,735
	Total Preferred Stocks (Cost $94,407,763)			117,548,642
	Total Investments before Short Term Investments (Cost $1,920,180,165)			2,696,779,954
	Short Term Investments 4.1%
	Money Market Funds (Cost $76,907,160) 2.8%
[f,g]	Institutional Fiduciary Trust Money Market Portfolio, 1.21%	United States	76,907,160	76,907,160
	Investments from Cash Collateral Received for Loaned Securities (Cost $35,347,221) 1.3%
	Money Market Funds 1.3%
[f,g]	Institutional Fiduciary Trust Money Market Portfolio, 1.21%	United States	35,347,221	35,347,221
	Total Investments (Cost $2,032,434,546) 101.7%			2,809,034,335
	Other Assets, less Liabilities (1.7)%			(45,643,508)
	Net Assets 100.0%			$2,763,390,827

See Abbreviations on page 65.
[a]Non-income producing.
[b]Fair valued using significant unobservable inputs. See Note 11 regarding fair value measurements.
[c]See Note 6 regarding restricted securities.
[d]A portion or all of the security is on loan at January 31, 2020.
[e]See Note 7 regarding holdings of 5% voting securities.
[f]See Note 8 regarding investments in affiliated management investment companies.
[g]The rate shown is the annualized seven-day effective yield at period end.
  |  16

Franklin Strategic Series
Statement of Investments, January 31, 2020 (unaudited)
Franklin Small-Mid Cap Growth Fund
		Shares/Warrants	Value
	Common Stocks and Other Equity Interests 96.0%
	Communication Services 3.4%
[a]	IAC/InterActiveCorp	226,000	$55,051,340
[a]	Pinterest Inc., A	1,405,000	30,952,150
[a]	Spotify Technology SA	159,500	22,537,350
[a]	Zynga Inc.	1,520,000	9,150,400
			117,691,240
	Consumer Discretionary 16.6%
	Aptiv PLC	205,000	17,381,950
[a]	Burlington Stores Inc.	218,000	47,408,460
[a]	Chipotle Mexican Grill Inc.	50,300	43,598,028
	Domino’s Pizza Inc.	87,000	24,512,250
[a,b,c]	DraftKings Inc.	7,974,537	32,622,691
	Expedia Group Inc.	357,000	38,716,650
[a]	Five Below Inc.	249,500	28,248,390
[a]	Grand Canyon Education Inc.	108,000	8,454,240
	Levi Strauss & Co., A	1,200,000	23,568,000
	MGM Resorts International	1,073,000	33,327,380
[a]	NVR Inc.	7,350	28,054,729
[a]	O’Reilly Automotive Inc.	89,000	36,142,900
[a,d]	Peloton Interactive Inc., A	650,000	21,034,000
[a,d]	Revolve Group Inc.	505,000	8,983,950
[a]	RH	81,000	16,908,750
	Tractor Supply Co.	478,500	44,476,575
[a]	Ulta Beauty Inc.	144,000	38,579,040
[a]	Under Armour Inc., A	875,500	17,667,590
	Vail Resorts Inc.	185,000	43,384,350
	Wingstop Inc.	300,000	27,831,000
			580,900,923
	Consumer Staples 2.2%
[a]	BellRing Brands Inc., A	439,800	9,517,272
	Church & Dwight Co. Inc.	495,000	36,738,900
	McCormick & Co. Inc.	180,500	29,488,285
			75,744,457
	Energy 0.5%
	Diamondback Energy Inc.	241,000	17,930,400
	Financials 6.2%
	Ares Management Corp., A	724,000	26,107,440
	MarketAxess Holdings Inc.	125,000	44,272,500
	MSCI Inc.	237,500	67,877,500
	TCF Financial Corp.	486,000	20,548,080
	Tradeweb Markets Inc.	685,500	31,656,390
	Western Alliance Bancorp	500,000	27,615,000
			218,076,910
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  17

Franklin Strategic Series
Statement of Investments (unaudited)
Franklin Small-Mid Cap Growth Fund (continued)
		Shares/Warrants	Value
	Common Stocks and Other Equity Interests (continued)
	Health Care 13.7%
[a]	Argenx SE, ADR (Netherlands)	73,000	$10,533,170
[a]	Avantor Inc	1,149,380	21,229,049
[a]	Deciphera Pharmaceuticals Inc.	60,000	3,757,800
[a]	DexCom Inc.	230,414	55,472,170
[a]	Elanco Animal Health Inc.	660,000	20,394,000
[a]	Guardant Health Inc.	247,000	18,781,880
[a]	GW Pharmaceuticals PLC, ADR (United Kingdom)	169,700	19,605,441
[a]	HealthEquity Inc.	401,000	26,490,060
[a]	Heron Therapeutics Inc.	1,374,000	28,661,640
[a]	IDEXX Laboratories Inc.	198,500	53,795,485
[a]	iRhythm Technologies Inc.	199,450	17,078,903
[a,d]	Livongo Health Inc.	583,000	14,085,280
[a]	Mettler-Toledo International Inc.	69,000	52,245,420
[a]	Neurocrine Biosciences Inc.	102,042	10,212,363
[a]	Penumbra Inc.	181,247	31,801,599
[a]	PTC Therapeutics Inc.	320,000	16,480,000
[a]	Reata Pharmaceuticals Inc.	137,000	29,974,230
[a]	Revance Therapeutics Inc.	575,000	12,862,750
[a]	Veeva Systems Inc.	241,000	35,333,010
			478,794,250
	Industrials 16.7%
	BWX Technologies Inc.	285,695	18,167,345
[a]	CoStar Group Inc.	121,300	79,207,687
	Fastenal Co.	385,000	13,428,800
	Fortive Corp.	579,500	43,421,935
	Hexcel Corp.	204,500	15,177,990
	IDEX Corp.	263,500	43,174,475
	L3Harris Technologies Inc.	143,500	31,760,855
[a]	Lyft Inc., A	437,500	20,772,500
[a]	Mercury Systems Inc.	402,000	30,853,500
	Old Dominion Freight Line Inc.	86,100	16,895,403
	Republic Services Inc.	425,000	40,396,250
	Rockwell Automation Inc.	180,000	34,498,800
	Roper Technologies Inc.	130,130	49,665,416
	Stanley Black & Decker Inc.	202,500	32,264,325
	TransUnion	442,000	40,531,400
[a]	Univar Solutions Inc.	133,295	2,872,507
	Verisk Analytics Inc.	434,000	70,511,980
			583,601,168
	Information Technology 32.0%
[a]	Advanced Micro Devices Inc.	148,000	6,956,000
[a]	Adyen NV (Netherlands)	23,000	21,199,184
[a]	Alteryx Inc.	296,000	41,283,120
	Amphenol Corp., A	443,000	44,065,210
[a]	ANSYS Inc.	161,000	44,167,130
  |  18

Franklin Strategic Series
Statement of Investments (unaudited)
Franklin Small-Mid Cap Growth Fund (continued)
		Shares/Warrants	Value
	Common Stocks and Other Equity Interests (continued)
	Information Technology (continued)
[a]	Atlassian Corp. PLC	319,000	$46,893,000
[a]	Bill.Com Holdings Inc.	169,899	8,549,318
[a,b]	Bill.Com Holdings Inc.	433,333	20,550,605
[a]	Black Knight Inc.	818,000	54,740,560
[a]	CloudFlare Inc., A	804,400	14,366,584
[a]	DocuSign Inc.	707,000	55,506,570
[a]	EPAM Systems Inc.	163,000	37,186,820
	Global Payments Inc.	358,500	70,068,825
[a]	GoDaddy Inc., A	776,800	52,208,728
[a]	Keysight Technologies Inc.	279,000	25,944,210
	KLA Corp.	268,500	44,501,190
[a]	Lattice Semiconductor Corp.	975,214	18,138,980
[a]	MACOM Technology Solutions Holdings Inc.	295,000	8,383,900
	Microchip Technology Inc.	210,000	20,470,800
	Monolithic Power Systems	197,500	33,806,075
	NXP Semiconductors NV (Netherlands)	82,000	10,402,520
[a]	Okta Inc., A	192,500	24,649,625
[a]	Paylocity Holding Corp.	311,000	44,127,790
[a,b,c]	Phononic Devices Inc., wts., 12/01/29	470,777	903,709
[a]	Q2 Holdings Inc.	313,000	27,290,470
[a]	Semtech Corp.	160,963	7,756,807
[a]	SiTime Corp. (Japan)	469,000	11,921,980
[a]	Square Inc., A	333,000	24,871,770
[a]	Synopsys Inc.	377,000	55,611,270
[a]	Trimble Inc.	523,000	22,237,960
[a]	Twilio Inc., A	444,000	55,206,960
[a]	ViaSat Inc.	479,050	30,491,533
[a]	WEX Inc.	139,500	30,260,340
[a]	Wix.com Ltd. (Israel)	136,000	19,405,840
	Xilinx Inc.	315,500	26,653,440
[a]	Zendesk Inc.	425,000	36,720,000
[a]	Zscaler Inc.	369,000	20,697,210
			1,118,196,033
	Materials 2.8%
	Ball Corp.	541,000	39,049,380
[a]	Ingevity Corp.	361,780	23,595,292
	Martin Marietta Materials Inc.	128,500	33,898,300
			96,542,972
	Real Estate 1.9%
	SBA Communications Corp., A	261,000	65,135,160
	Total Common Stocks and Other Equity Interests (Cost $2,400,921,376)		3,352,613,513
  |  19

Franklin Strategic Series
Statement of Investments (unaudited)
Franklin Small-Mid Cap Growth Fund (continued)
		Shares	Value
	Preferred Stocks 0.6%
	Consumer Discretionary 0.4%
[a,b,c]	Proterra Inc., pfd., 5, 144A	1,416,913	$12,516,865
	Financials 0.2%
[a,b,c]	Phononic Inc., pfd., F	2,970,061	5,461,568
	Total Preferred Stocks (Cost $14,635,912)		17,978,433
		Principal Amount
[e]	Senior Floating Rate Interests (Cost $481,096) 0.0%†
	Financials 0.0%†
[b,c,f]	Phononic Inc., Term Loan A, PIK, 6.50%, 1/17/24	$481,096	481,096
	Total Investments before Short Term Investments (Cost $2,416,038,384)		3,371,073,042
		Shares
	Short Term Investments 4.8%
	Money Market Funds (Cost $125,062,607) 3.6%
[g,h]	Institutional Fiduciary Trust Money Market Portfolio, 1.21%	125,062,607	125,062,607
	Investments from Cash Collateral Received for Loaned Securities 1.2%
	Money Market Funds (Cost $43,331,230) 1.2%
[g,h]	Institutional Fiduciary Trust Money Market Portfolio, 1.21%	43,331,230	43,331,230
	Total Investments (Cost $2,584,432,221) 101.4%		3,539,466,879
	Other Assets, less Liabilities (1.4)%		(47,266,986)
	Net Assets 100.0%		$3,492,199,893

See Abbreviations on page 65.
†Rounds to less than 0.1% of net assets.
[a]Non-income producing.
[b]Fair valued using significant unobservable inputs. See Note 11 regarding fair value measurements.
[c]See Note 6 regarding restricted securities.
[d]A portion or all of the security is on loan at January 31, 2020.
[e]The coupon rate shown represents the rate at period end.
[f]Income may be received in additional securities and/or cash.
[g]See Note 8 regarding investments in affiliated management investment companies.
[h]The rate shown is the annualized seven-day effective yield at period end.
  |  20

Franklin Strategic Series
Consolidated Statement of Investments, January 31, 2020 (unaudited)
Franklin Strategic Income Fund
		Country/Organization	Shares/Warrants	Value
	Common Stocks and Other Equity Interests 0.4%
	Commercial & Professional Services 0.0%†
a,aa	Remington Outdoor Co. Inc.	United States	1,322,439	$826,524
	Consumer Services 0.0%†
[a,b,c]	Turtle Bay Resort	United States	5,579,939	122,759
	Energy 0.2%
	Amplify Energy Corp.	United States	5,288	28,502
[a,c]	Amplify Energy Corp., wts., 4/21/20	United States	50,712	—
[a]	Battalion Oil Corp.	United States	2,215	24,409
[a,c]	Battalion Oil Corp., wts., A, 10/08/22	United States	10,639	2,829
[a,c]	Battalion Oil Corp., wts., B, 10/08/22	United States	13,300	2,110
[a,c]	Battalion Oil Corp., wts., C, 10/08/22	United States	17,100	1,364
[a]	Birch Permian Holdings Inc.	United States	46,176	461,760
[a]	Birch Permian Holdings Inc.	United States	359,948	3,554,487
[a]	Chaparral Energy Inc., A	United States	94,305	97,134
[a,d]	Chaparral Energy Inc., A, 144A	United States	3,418	3,521
	Riviera Resources Inc.	United States	84,462	620,796
[a]	Weatherford International PLC	United States	151,545	4,319,032
				9,115,944
	Materials 0.1%
[a,c,e]	Appvion Operations Inc.	United States	331,326	4,809,415
[a]	Verso Corp., A	United States	38,905	655,550
[a]	Verso Corp., wts., 7/25/23	United States	4,095	9,623
				5,474,588
	Media & Entertainment 0.1%
[a]	Clear Channel Outdoor Holdings Inc.	United States	285,564	779,590
[a]	iHeartMedia Inc., A	United States	115,084	2,034,685
[a,c]	iHeartMedia Inc., B	United States	1,941	29,169
[a]	iHeartMedia Inc., wts., A, 5/01/39	United States	1	18
				2,843,462
	Retailing 0.0%†
[a,c,e]	K2016470219 South Africa Ltd., A	South Africa	125,940,079	83,942
[a,c,e]	K2016470219 South Africa Ltd., B	South Africa	12,532,821	8,353
				92,295
	Software & Services 0.0%†
[a,c]	WorkCapital BSD SARL, wts., 2/13/26	Brazil	6,000,000	750,000
	Total Common Stocks and Other Equity Interests (Cost $65,657,995)			19,225,572

	Management Investment Companies (Cost $152,217,419) 2.8%
	Diversified Financials 2.8%
[f]	Franklin Floating Rate Income Fund	United States	15,243,688	127,589,664
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  21

Franklin Strategic Series
CONSOLIDATED STATEMENT OF INVESTMENTS (unaudited)
Franklin Strategic Income Fund (continued)
		Country/Organization	Principal Amount*		Value
	Corporate Bonds 30.5%
	Banks 1.7%
[d]	Akbank T.A.S., senior note, 144A, 5.125%, 3/31/25	Turkey	12,400,000		$12,680,662
	Bank of America Corp.,
	senior bond, 3.248%, 10/21/27	United States	5,000,000		5,322,964
	senior note, 3.50%, 4/19/26	United States	29,800,000		32,078,471
[g]	BDO Unibank Inc., senior note, Reg S, 2.95%, 3/06/23	Philippines	1,550,000		1,574,761
	Industrial & Commercial Bank of China Ltd., senior note, 3.538%, 11/08/27	China	8,500,000		9,063,153
	JPMorgan Chase & Co., sub. note, 3.875%, 9/10/24	United States	10,000,000		10,813,095
[g]	Turkiye Vakiflar Bankasi TAO, secured note, Reg S, 2.375%, 11/04/22	Turkey	3,900,000	EUR	4,403,050
					75,936,156
	Capital Goods 1.0%
[d]	Beacon Roofing Supply Inc., senior note, 144A, 4.875%, 11/01/25	United States	12,000,000		11,961,420
	CNH Industrial NV, senior bond, 3.85%, 11/15/27	United Kingdom	6,600,000		6,993,878
[d]	Herc Holdings Inc., senior note, 144A, 5.50%, 7/15/27	United States	5,300,000		5,550,292
[h]	Onsite Rental Group Operations Pty. Ltd., secured note, PIK, 6.10%, 10/26/23	Australia	4,655,176		4,271,124
[d]	Vertiv Group Corp., senior note, 144A, 9.25%, 10/15/24	United States	14,000,000		15,035,510
					43,812,224
	Commercial & Professional Services 0.7%
[d]	Intrado Corp., senior note, 144A, 8.50%, 10/15/25	United States	17,300,000		13,796,750
	United Rentals North America Inc., senior bond, 5.875%, 9/15/26	United States	16,000,000		17,060,400
					30,857,150
	Consumer Durables & Apparel 0.7%
[d]	Hanesbrands Inc., senior bond, 144A, 4.875%, 5/15/26	United States	15,000,000		15,834,000
	KB Home,
	senior bond, 7.50%, 9/15/22	United States	5,000,000		5,645,310
	senior note, 7.00%, 12/15/21	United States	8,000,000		8,583,200
					30,062,510
	Consumer Services 1.3%
[d]	1011778 BC ULC/New Red Finance Inc.,
	secured note, second lien, 144A, 5.00%, 10/15/25	Canada	11,500,000		11,876,912
	senior secured note, first lien, 144A, 4.25%, 5/15/24	Canada	2,000,000		2,046,670
[d]	Golden Nugget Inc., senior note, 144A, 6.75%, 10/15/24	United States	13,200,000		13,598,508
[d]	KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC,
	senior note, 144A, 5.00%, 6/01/24	United States	6,000,000		6,185,010
	senior note, 144A, 5.25%, 6/01/26	United States	9,100,000		9,555,228
[d]	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., senior bond, 144A, 5.50%, 3/01/25	United States	13,700,000		14,316,363
					57,578,691
  |  22

Franklin Strategic Series
CONSOLIDATED STATEMENT OF INVESTMENTS (unaudited)
Franklin Strategic Income Fund (continued)
		Country/Organization	Principal Amount*		Value
	Corporate Bonds (continued)
	Diversified Financials 2.7%
	Capital One Financial Corp., senior note, 3.20%, 2/05/25	United States	11,900,000		$12,487,433
[i]	Cia Securitizadora de Creditos Financeiros Vert-Fintech, senior secured note, FRN, 5.96%, (BZDIOVRA + 5.75%), 2/14/24	Brazil	7,975[j]	BRL	1,973,932
	The Goldman Sachs Group Inc.,
	senior note, 3.50%, 1/23/25	United States	23,000,000		24,503,994
	senior note, 3.75%, 2/25/26	United States	15,000,000		16,250,051
	Morgan Stanley,
	senior bond, 3.591% to 7/22/27, FRN thereafter, 7/22/28	United States	10,000,000		10,830,246
	senior note, 3.875%, 1/27/26	United States	32,300,000		35,415,206
	Springleaf Finance Corp.,
	senior bond, 5.375%, 11/15/29	United States	3,300,000		3,437,775
	senior note, 6.625%, 1/15/28	United States	5,700,000		6,423,045
[g]	TNB Global Ventures Capital Bhd., senior note, Reg S, 3.244%, 10/19/26	Malaysia	3,775,000		3,878,067
[d,k]	Ypso Finance Bis SA, senior note, 144A, 6.00%, 2/15/28	Luxembourg	6,100,000		6,053,335
					121,253,084
	Energy 2.6%
[d]	Aker BP ASA, senior note, 144A, 4.75%, 6/15/24	Norway	5,900,000		6,149,688
	Cheniere Corpus Christi Holdings LLC, senior secured note, first lien, 5.875%, 3/31/25	United States	6,400,000		7,282,464
	Cheniere Energy Partners LP, senior secured note, first lien, 5.25%, 10/01/25	United States	11,900,000		12,286,631
	CONSOL Energy Inc., senior note, 5.875%, 4/15/22	United States	11,076,000		10,965,240
	Ecopetrol SA, senior bond, 4.125%, 1/16/25	Colombia	8,200,000		8,704,997
	Energy Transfer Operating LP, senior bond, 4.05%, 3/15/25	United States	1,300,000		1,379,776
[d,h]	EnQuest PLC, senior note, 144A, PIK, 7.00%, 4/15/22	United Kingdom	9,955,122		8,710,667
	Enterprise Products Operating LLC, senior bond, 4.80%, 2/01/49	United States	1,200,000		1,425,850
[d]	Gazprom PJSC Via Gaz Capital SA, (OJSC Gazprom), loan participation, senior note, 144A, 3.85%, 2/06/20	Russia	20,000,000		20,014,100
	Martin Midstream Partners LP/Martin Midstream Finance Corp., senior note, 7.25%, 2/15/21	United States	19,000,000		17,535,100
	Oceaneering International Inc., senior note, 4.65%, 11/15/24	United States	2,100,000		2,031,750
[l]	Sanchez Energy Corp., senior note, 6.125%, 1/15/23	United States	6,000,000		327,000
[d]	Schlumberger Holdings Corp., senior note, 144A, 3.90%, 5/17/28	United States	3,800,000		4,102,413
	Sunoco LP/Sunoco Finance Corp., senior note, 4.875%, 1/15/23	United States	5,900,000		6,072,073
[d]	Weatherford International Ltd., senior note, 144A, 11.00%, 12/01/24	United States	4,591,000		4,886,064
[d]	Woodside Finance Ltd., senior note, 144A, 3.70%, 9/15/26	Australia	5,400,000		5,755,513
					117,629,326
	Food & Staples Retailing 0.7%
[d]	Cencosud SA, senior note, 144A, 4.375%, 7/17/27	Chile	7,500,000		7,677,775
	The Kroger Co., senior bond, 4.45%, 2/01/47	United States	1,200,000		1,312,223
	Walgreens Boots Alliance Inc., senior note, 3.80%, 11/18/24	United States	21,900,000		23,213,596
					32,203,594
  |  23

Franklin Strategic Series
CONSOLIDATED STATEMENT OF INVESTMENTS (unaudited)
Franklin Strategic Income Fund (continued)
		Country/Organization	Principal Amount*	Value
	Corporate Bonds (continued)
	Food, Beverage & Tobacco 0.4%
	B&G Foods Inc., senior note, 5.25%, 9/15/27	United States	9,000,000	$8,988,750
	BAT Capital Corp., senior bond, 4.54%, 8/15/47	United Kingdom	600,000	622,616
	Bunge Ltd. Finance Corp., senior note, 3.25%, 8/15/26	United States	2,000,000	2,046,673
[g]	China Mengniu Dairy Co. Ltd., senior note, Reg S, 4.25%, 8/07/23	China	392,000	415,867
[d]	Imperial Brands Finance PLC, senior bond, 144A, 3.875%, 7/26/29	United Kingdom	2,200,000	2,309,894
	Reynolds American Inc., senior note, 4.45%, 6/12/25	United Kingdom	1,900,000	2,082,003
				16,465,803
	Health Care Equipment & Services 1.4%
	Anthem Inc., senior bond, 3.70%, 9/15/49	United States	1,400,000	1,419,279
	Centene Corp.,
	[d] senior bond, 144A, 4.625%, 12/15/29	United States	2,300,000	2,479,745
	senior note, 4.75%, 5/15/22	United States	2,000,000	2,038,635
	[d] senior note, 144A, 5.375%, 6/01/26	United States	7,600,000	8,098,560
	[d] senior note, 144A, 4.25%, 12/15/27	United States	3,000,000	3,140,550
	CHS/Community Health Systems Inc.,
	senior note, 6.875%, 2/01/22	United States	7,223,000	6,590,987
	senior secured note, first lien, 6.25%, 3/31/23	United States	3,900,000	3,987,750
	Cigna Corp., senior bond, 4.90%, 12/15/48	United States	1,200,000	1,474,625
	CVS Health Corp., senior bond, 4.30%, 3/25/28	United States	5,800,000	6,439,365
	DaVita Inc.,
	senior bond, 5.125%, 7/15/24	United States	8,000,000	8,196,680
	senior bond, 5.00%, 5/01/25	United States	6,000,000	6,162,510
	HCA Inc., senior bond, 5.875%, 2/15/26	United States	3,000,000	3,448,200
[d]	MEDNAX Inc., senior note, 144A, 6.25%, 1/15/27	United States	11,300,000	11,540,407
				65,017,293
	Materials 4.9%
[d]	Alpek SAB de CV, senior note, 144A, 4.25%, 9/18/29	Mexico	7,500,000	7,813,125
[d]	Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., senior note, 144A, 6.00%, 2/15/25	Luxembourg	11,500,000	12,046,250
[d]	Braskem Netherlands Finance BV, senior bond, 144A, 4.50%, 1/31/30	Brazil	7,800,000	7,848,360
[d]	Cemex SAB de CV,
	senior secured bond, first lien, 144A, 5.70%, 1/11/25	Mexico	13,000,000	13,357,500
	senior secured bond, first lien, 144A, 6.125%, 5/05/25	Mexico	2,000,000	2,069,170
[g]	CNAC HK Finbridge Co. Ltd., senior note, Reg S, 4.875%, 3/14/25	China	7,800,000	8,542,982
	Crown Americas LLC/Crown Americas Capital Corp. VI, senior note, 4.75%, 2/01/26	United States	7,100,000	7,395,342
[d]	First Quantum Minerals Ltd.,
	senior note, 144A, 7.00%, 2/15/21	Zambia	2,144,000	2,147,002
	senior note, 144A, 7.25%, 4/01/23	Zambia	7,200,000	7,147,512
[d]	FMG Resources (August 2006) Pty. Ltd.,
	senior note, 144A, 5.125%, 3/15/23	Australia	3,600,000	3,779,964
	senior note, 144A, 5.125%, 5/15/24	Australia	7,700,000	8,168,429
  |  24

Franklin Strategic Series
CONSOLIDATED STATEMENT OF INVESTMENTS (unaudited)
Franklin Strategic Income Fund (continued)
		Country/Organization	Principal Amount*	Value
	Corporate Bonds (continued)
	Materials (continued)
	Freeport-McMoRan Inc., senior note, 4.55%, 11/14/24	United States	13,000,000	$13,742,105
[d]	Glencore Funding LLC,
	senior note, 144A, 4.125%, 5/30/23	Switzerland	5,000,000	5,262,207
	senior note, 144A, 4.625%, 4/29/24	Switzerland	2,500,000	2,700,678
[d]	Mauser Packaging Solutions Holding Co., senior note, 144A, 7.25%, 4/15/25	United States	15,000,000	14,962,350
[d]	New Gold Inc., senior note, 144A, 6.375%, 5/15/25	Canada	5,900,000	5,563,198
[d]	Novelis Corp., senior bond, 144A, 5.875%, 9/30/26	United States	14,000,000	14,872,515
[d]	Owens-Brockway Glass Container Inc.,
	senior note, 144A, 5.00%, 1/15/22	United States	6,000,000	6,220,680
	senior note, 144A, 5.875%, 8/15/23	United States	10,000,000	10,708,350
	Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg SA,
	senior secured note, first lien, 5.75%, 10/15/20	United States	5,427,003	5,446,269
	[d] senior secured note, first lien, 144A, 5.125%, 7/15/23	United States	5,900,000	6,052,426
	[d,i] senior secured note, first lien, 144A, FRN, 5.331%, (3-month USD LIBOR + 3.50%), 7/15/21	United States	6,500,000	6,514,690
[d]	SABIC Capital II BV, senior note, 144A, 4.50%, 10/10/28	Saudi Arabia	5,500,000	6,193,429
[d]	Sealed Air Corp.,
	senior bond, 144A, 5.125%, 12/01/24	United States	11,300,000	12,232,250
	senior note, 144A, 4.875%, 12/01/22	United States	4,000,000	4,221,248
[d]	Sociedad Quimica y Minera de Chile SA, senior note, 144A, 3.625%, 4/03/23	Chile	1,500,000	1,536,248
[d]	SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp., senior note, 144A, 7.50%, 6/15/25	United States	12,000,000	11,549,880
[d]	TPC Group Inc., secured note, 144A, 10.50%, 8/01/24	United States	11,000,000	11,380,435
				219,474,594
	Media & Entertainment 2.7%
[d]	Altice Financing SA, secured bond, 144A, 7.50%, 5/15/26	Luxembourg	4,000,000	4,282,200
	CCO Holdings LLC/CCO Holdings Capital Corp.,
	senior bond, 5.25%, 9/30/22	United States	6,500,000	6,577,805
	[d] senior bond, 144A, 5.375%, 5/01/25	United States	13,000,000	13,427,895
[d]	Clear Channel Worldwide Holdings Inc.,
	senior secured note, first lien, 144A, 5.125%, 8/15/27	United States	6,400,000	6,603,840
	senior sub. note, 144A, 9.25%, 2/15/24	United States	1,362,000	1,485,717
	Comcast Corp., senior bond, 4.75%, 3/01/44	United States	1,400,000	1,783,301
[d]	CSC Holdings LLC, senior secured note, first lien, 144A, 5.50%, 5/15/26	United States	16,000,000	16,800,440
[d]	Diamond Sports Group LLC/Diamond Sports Finance Co.,
	first lien, 144A, 5.375%, 8/15/26	United States	4,300,000	4,291,297
	senior note, 144A, 6.625%, 8/15/27	United States	4,500,000	4,215,825
	DISH DBS Corp.,
	senior bond, 5.00%, 3/15/23	United States	6,000,000	6,105,060
	senior note, 5.875%, 11/15/24	United States	8,000,000	8,112,120
	iHeartCommunications Inc.,
	secured note, 6.375%, 5/01/26	United States	661,721	715,899
	senior note, 8.375%, 5/01/27	United States	1,199,371	1,306,523
  |  25

Franklin Strategic Series
CONSOLIDATED STATEMENT OF INVESTMENTS (unaudited)
Franklin Strategic Income Fund (continued)
		Country/Organization	Principal Amount*	Value
	Corporate Bonds (continued)
	Media & Entertainment (continued)
[d]	Live Nation Entertainment Inc., senior note, 144A, 4.75%, 10/15/27	United States	4,400,000	$4,534,860
	Netflix Inc., senior bond, 4.375%, 11/15/26	United States	11,800,000	12,423,630
[d]	Nexstar Broadcasting Inc., senior note, 144A, 5.625%, 8/01/24	United States	15,000,000	15,631,275
[d]	Univision Communications Inc., senior secured note, first lien, 144A, 5.125%, 2/15/25	United States	16,000,000	16,000,000
				124,297,687
	Pharmaceuticals, Biotechnology & Life Sciences 1.8%
[d]	AbbVie Inc., senior note, 144A, 2.95%, 11/21/26	United States	5,900,000	6,099,279
	Allergan Funding SCS, senior bond, 3.80%, 3/15/25	United States	25,000,000	26,864,175
[d]	Bausch Health Cos. Inc.,
	senior bond, 144A, 6.125%, 4/15/25	United States	3,100,000	3,195,185
	senior note, 144A, 8.50%, 1/31/27	United States	5,000,000	5,665,500
	senior note, 144A, 5.00%, 1/30/28	United States	3,000,000	3,045,000
	senior note, first lien, 144A, 7.00%, 3/15/24	United States	2,100,000	2,181,449
[d]	Bayer U.S. Finance II LLC, senior bond, 144A, 4.375%, 12/15/28	Germany	11,700,000	13,187,082
[d,h]	Eagle Holdings Co. II LLC, senior note, 144A, PIK, 7.625%, 5/15/22	United States	3,300,000	3,341,227
[d]	Endo DAC/Endo Finance LLC/Endo Finco Inc.,
	senior bond, 144A, 6.00%, 2/01/25	United States	11,000,000	7,648,410
	senior note, 144A, 6.00%, 7/15/23	United States	1,637,000	1,256,381
[d]	Jaguar Holding Co. II/Pharmaceutical Product Development LLC, senior note, 144A, 6.375%, 8/01/23	United States	10,000,000	10,299,900
				82,783,588
	Real Estate 0.5%
[g]	China Overseas Finance Cayman VI Ltd., senior note, Reg S, 5.95%, 5/08/24	China	7,500,000	8,516,250
	MPT Operating Partnership LP/MPT Finance Corp.,
	senior bond, 5.25%, 8/01/26	United States	4,200,000	4,414,505
	senior bond, 5.00%, 10/15/27	United States	5,700,000	6,006,232
[d,k]	VICI Properties LP/VICI Note Co. Inc., senior note, 144A, 3.75%, 2/15/27	United States	2,500,000	2,517,188
				21,454,175
	Retailing 0.1%
[c,d,h]	K2016470219 South Africa Ltd., senior secured note, 144A, PIK, 3.00%, 12/31/22	South Africa	10,131,263	12,664
[c,d,h]	K2016470260 South Africa Ltd., senior secured note, 144A, PIK, 25.00%, 12/31/22	South Africa	2,667,972	13,340
[d]	Party City Holdings Inc., senior note, 144A, 6.625%, 8/01/26	United States	5,300,000	3,816,000
				3,842,004
	Semiconductors & Semiconductor Equipment 0.1%
	Maxim Integrated Products Inc., senior note, 3.375%, 3/15/23	United States	1,800,000	1,872,168
	Qorvo Inc., senior note, 5.50%, 7/15/26	United States	1,400,000	1,483,124
				3,355,292
  |  26

Franklin Strategic Series
CONSOLIDATED STATEMENT OF INVESTMENTS (unaudited)
Franklin Strategic Income Fund (continued)
		Country/Organization	Principal Amount*	Value
	Corporate Bonds (continued)
	Software & Services 0.2%
[d]	Norton LifeLock Inc., senior note, 144A, 5.00%, 4/15/25	United States	9,500,000	$9,704,917
	Technology Hardware & Equipment 0.5%
[d]	Blackboard Inc., secured note, second lien, 144A, 10.375%, 11/15/24	United States	3,200,000	3,224,000
[d]	CommScope Technologies LLC, senior bond, 144A, 6.00%, 6/15/25	United States	14,600,000	13,970,448
[d]	Dell International LLC/EMC Corp., senior note, 144A, 7.125%, 6/15/24	United States	7,000,000	7,367,500
				24,561,948
	Telecommunication Services 1.3%
	AT&T Inc., senior note, 2.95%, 7/15/26	United States	14,800,000	15,404,516
	Bell Canada Inc., senior bond, 4.464%, 4/01/48	Canada	1,400,000	1,693,226
[d]	Digicel Group Two Ltd.,
	senior note, 144A, 8.25%, 9/30/22	Bermuda	2,427,000	659,489
	[h] senior note, 144A, PIK, 9.125%, 4/01/24	Bermuda	3,042,961	526,174
	Sprint Communications Inc.,
	senior note, 6.00%, 11/15/22	United States	10,000,000	10,342,800
	[d] senior note, 144A, 7.00%, 3/01/20	United States	5,000,000	5,021,450
	Telefonica Emisiones SA, senior bond, 4.895%, 3/06/48	Spain	1,000,000	1,179,719
	TELUS Corp., senior bond, 4.60%, 11/16/48	Canada	1,000,000	1,253,978
	T-Mobile USA Inc.,
	senior bond, 6.50%, 1/15/24	United States	3,000,000	3,086,220
	senior bond, 6.375%, 3/01/25	United States	13,000,000	13,445,575
	senior note, 5.125%, 4/15/25	United States	6,000,000	6,193,800
				58,806,947
	Transportation 1.7%
	CSX Corp., senior bond, 4.10%, 3/15/44	United States	1,600,000	1,838,689
[d]	DAE Funding LLC,
	senior note, 144A, 4.50%, 8/01/22	United Arab Emirates	2,000,000	2,039,986
	senior note, 144A, 5.00%, 8/01/24	United Arab Emirates	14,000,000	14,682,360
	FedEx Corp., senior bond, 4.05%, 2/15/48	United States	1,200,000	1,220,304
[d]	Kazakhstan Temir Zholy Finance BV, senior bond, 144A, 6.95%, 7/10/42	Kazakhstan	18,100,000	25,677,022
[d]	Mexico City Airport Trust, senior secured bond, first lien, 144A, 5.50%, 7/31/47	Mexico	12,718,000	14,033,486
[g]	RZD Capital PLC, (Russian Railways), loan participation, senior bond, Reg S, 5.70%, 4/05/22	Russia	17,600,000	18,937,125
				78,428,972
	Utilities 3.5%
	Calpine Corp.,
	senior bond, 5.75%, 1/15/25	United States	9,000,000	9,274,680
	[d] senior note, 144A, 5.125%, 3/15/28	United States	4,000,000	3,990,000
[g]	CGNPC International Ltd., senior note, Reg S, 3.75%, 12/11/27	China	3,289,000	3,537,204
	Clearway Energy Operating LLC, senior note, 5.75%, 10/15/25	United States	12,800,000	13,479,488
[d]	Colbun SA, senior note, 144A, 3.95%, 10/11/27	Chile	7,500,000	7,889,138
	Duke Energy Corp., senior bond, 3.75%, 9/01/46	United States	1,600,000	1,717,863
  |  27

Franklin Strategic Series
CONSOLIDATED STATEMENT OF INVESTMENTS (unaudited)
Franklin Strategic Income Fund (continued)
		Country/Organization	Principal Amount*	Value
	Corporate Bonds (continued)
	Utilities (continued)
[d,m]	EDF SA,
	junior sub. bond, 144A, 5.625% to 1/22/24, FRN thereafter, Perpetual	France	5,000,000	$5,260,431
	junior sub. note, 144A, 5.25% to 1/29/23, FRN thereafter, Perpetual	France	25,000,000	26,312,250
	Exelon Corp., senior bond, 4.45%, 4/15/46	United States	1,400,000	1,651,158
[d]	InterGen NV, secured bond, 144A, 7.00%, 6/30/23	Netherlands	4,800,000	4,752,000
[d]	Israel Electric Corp. Ltd., secured bond, 144A, 4.25%, 8/14/28	Israel	9,200,000	10,116,918
	The Southern Co., senior bond, 3.25%, 7/01/26	United States	24,200,000	25,785,419
[d]	State Grid Overseas Investment 2016 Ltd., senior note, 144A, 3.50%, 5/04/27	China	15,800,000	16,958,352
[d]	Talen Energy Supply LLC,
	senior note, 144A, 10.50%, 1/15/26	United States	3,000,000	2,667,907
	senior secured note, 144A, 7.25%, 5/15/27	United States	10,800,000	11,089,980
[d]	Three Gorges Finance I Cayman Islands Ltd., senior note, 144A, 3.15%, 6/02/26	China	12,800,000	13,424,544
	Virginia Electric & Power Co., senior bond, 6.35%, 11/30/37	United States	820,000	1,209,465
				159,116,797
	Total Corporate Bonds (Cost $1,363,417,932)			1,376,642,752
[i]	Senior Floating Rate Interests 4.4%
	Automobiles & Components 0.1%
	Adient U.S. LLC, Initial Term Loans, 6.144% - 6.195%, (3-month USD LIBOR + 4.25%), 5/06/24	United States	716,400	718,490
	Thor Industries Inc., Initial USD Term Loans, 5.438%, (1-month USD LIBOR + 3.75%), 2/01/26	United States	1,859,190	1,867,695
				2,586,185
	Capital Goods 0.1%
[n]	Altra Industrial Motion Corp., Term Loan, 3.645%, (1-month USD LIBOR + 2.00%), 10/01/25	United States	1,312,950	1,319,672
	Doncasters U.S. Finance LLC, Second-Lien Term Loans, 10.195%, (3-month USD LIBOR + 8.25%), 10/09/20	United States	12,543,188	1,450,306
	Onsite Rental Group Operations Pty. Ltd., Term Loan, 6.16%, (1-month USD LIBOR + 4.50%), 10/25/22	Australia	3,404,855	3,302,710
				6,072,688
	Commercial & Professional Services 0.1%
	Harsco Corp., Term Loan B-2, 3.938%, (1-month USD LIBOR + 2.25%), 12/10/24	United States	2,040,990	2,052,470
[n,o]	Pitney Bowes Inc., Term Loan B, TBD, 1/15/25	United States	1,000,000	995,825
[n]	Prime Security Services Borrower LLC, Term B-1 Facility, 5.01%, (1-month USD LIBOR + 3.25%), 9/12/26	United States	935,156	938,339
	United Rentals North America Inc., Initial Term Loans, 3.395%, (1-month USD LIBOR + 1.75%), 10/31/25	United States	994,962	1,000,737
	Ventia Pty. Ltd., Term B Loans, 5.445%, (3-month USD LIBOR + 3.50%), 5/21/26	Australia	827,873	829,942
				5,817,313
  |  28

Franklin Strategic Series
CONSOLIDATED STATEMENT OF INVESTMENTS (unaudited)
Franklin Strategic Income Fund (continued)
		Country/Organization	Principal Amount*	Value
[i]	Senior Floating Rate Interests (continued)
	Consumer Durables & Apparel 0.0%†
[n,o]	Champ Acquisition Corp., Initial Term Loan, TBD, 12/21/25	United States	710,000	$710,666
[n,o]	PUG LLC (Viagogo/StubHub), Term B Loan, TBD, 2/13/27	United States	566,667	565,958
				1,276,624
	Consumer Services 0.1%
	Aristocrat Technologies Inc., Term B-3 Loans, 3.577%, (3-month USD LIBOR + 1.75%), 10/19/24	United States	1,371,348	1,376,880
[n]	Caesars Resort Collection LLC, Term B Loans, 4.395%, (1-month USD LIBOR + 2.75%), 12/22/24	United States	3,000,000	3,003,324
	Eldorado Resorts Inc., Initial Term Loan, 3.938%, (1-month USD LIBOR + 2.25%), 4/17/24	United States	1,792,284	1,793,394
				6,173,598
	Diversified Financials 0.0%†
	Russell Investments U.S. Institutional Holdco Inc., Initial Term Loan, 4.895%, (1-month USD LIBOR + 3.25%), 6/01/23	United States	649,771	651,639
	Energy 0.7%
	Fieldwood Energy LLC, Closing Date Loans, 7.027%, (3-month USD LIBOR + 5.25%), 4/11/22	United States	32,439,645	28,073,820
	Utex Industries Inc.,
	Initial Term Loan (First Lien), 5.645%, (1-month USD LIBOR + 4.00%), 5/21/21	United States	2,144,249	1,838,694
	Second Lien Initial Term Loan, 8.895%, (1-month USD LIBOR + 7.25%), 5/20/22	United States	955,410	531,845
				30,444,359
	Food & Staples Retailing 0.1%
[n]	Aramark Corp., U.S. Term B-4 Loan, 3.47%, (1-month USD LIBOR + 1.75%), 1/15/27	United States	3,900,000	3,918,654
	Food, Beverage & Tobacco 0.4%
	CSM Bakery Supplies LLC, Second Lien Term Loan, 9.62%, (3-month USD LIBOR + 7.75%), 7/03/21	United States	13,621,246	13,050,857
	JBS USA Lux SA, New Term Loans, 3.645%, (1-month USD LIBOR + 2.00%), 5/01/26	United States	2,260,208	2,275,276
				15,326,133
	Household & Personal Products 1.0%
[c]	FGI Operating Co. LLC (Freedom Group),
	[h] Term Loan, PIK, 12.00%, (3-month USD LIBOR + 10.00%), 5/15/22	United States	15,104,489	14,275,184
	Term Loan FILO, 9.409% - 9.50%, (3-month USD LIBOR + 7.50%), 5/15/21	United States	28,662,305	28,712,561
[n,o]	Knowlton Development Corp., Initial Term Loan, TBD, 12/21/25	United States	603,817	605,578
				43,593,323
	Materials 0.2%
	Appvion Operations, Inc.,
	Term Loan, 7.79%, (1-month USD LIBOR + 6.00%), 6/15/26	United States	2,657,098	2,683,669
	Term Loan, 7.91%, (3-month USD LIBOR + 6.00%), 6/15/26	United States	4,714,707	4,761,854
  |  29

Franklin Strategic Series
CONSOLIDATED STATEMENT OF INVESTMENTS (unaudited)
Franklin Strategic Income Fund (continued)
		Country/Organization	Principal Amount*	Value
[i]	Senior Floating Rate Interests (continued)
	Materials (continued)
	Axalta Coating Systems U.S. Holdings Inc. (DuPont Performance Coatings), Term B-3 Dollar Loan, 3.695%, (3-month USD LIBOR + 1.75%), 6/01/24	United States	1,903,854	$1,906,234
[n]	Berry Global Inc., Term Y Loans, 3.781%, (1-month USD LIBOR + 2.00%), 7/01/26	United States	1,184,211	1,192,106
				10,543,863
	Media & Entertainment 0.3%
	Charter Communications Operating LLC, Term A-2 Loan, 3.15%, (1-month USD LIBOR + 1.50%), 3/31/23	United States	2,918,919	2,910,711
	CSC Holdings LLC, March 2017 Incremental Term Loans, 3.926%, (1-month USD LIBOR + 2.25%), 7/17/25	United States	994,885	999,234
	Diamond Sports Group LLC, Term Loan, 4.91%, (1-month USD LIBOR + 3.25%), 8/24/26	United States	2,992,500	2,988,759
	Gray Television Inc., Term C Loan, 4.281%, (1-month USD LIBOR + 2.50%), 1/02/26	United States	339,690	341,778
	iHeartCommunications Inc., Term Loan, 5.781%, (1-month USD LIBOR + 4.00%), 5/04/26	United States	1,868,681	1,876,077
	Lions Gate Capital Holdings LLC, Term A Loan, 3.395%, (1-month USD LIBOR + 1.75%), 3/22/23	Canada	2,446,348	2,431,058
	Nexstar Broadcasting Inc., Term B-4 Loan, 4.531%, (1-month USD LIBOR + 2.75%), 9/19/26	United States	995,131	1,001,869
				12,549,486
	Pharmaceuticals, Biotechnology & Life Sciences 0.2%
	Grifols Worldwide Operations USA Inc., Dollar Tranche B Term Loan, 3.561%, (1-week USD LIBOR + 2.00%), 11/15/27	United States	5,762,120	5,821,707
	Syneos Health Inc., (INC Research, LLC), Initial Term B Loans, 3.645%, (1-month USD LIBOR + 2.00%), 8/01/24	United States	1,352,136	1,359,910
				7,181,617
	Real Estate 0.0%†
[n,o]	Cushman & Wakefield U.S. Borrower LLC, Replacement Term Loan, TBD, 8/21/25	United States	277,392	278,903
	Retailing 0.1%
[n]	Bass Pro Group LLC, Initial Term Loans, 6.645%, (1-month USD LIBOR + 5.00%), 9/25/24	United States	1,246,811	1,245,773
[n]	Harbor Freight Tools USA Inc., Refinancing Loans, 4.145%, (1-month USD LIBOR + 2.50%), 8/19/23	United States	1,994,894	1,984,420
[n,o]	Staples Inc., 2019 Refinancing Term B-1 Loans, TBD, 4/12/26	United States	536,585	527,419
				3,757,612
	Semiconductors & Semiconductor Equipment 0.1%
	MKS Instruments Inc., Tranche B-6 Term Loans, 3.395%, (1-month USD LIBOR + 1.75%), 2/02/26	United States	3,342,049	3,350,404
	ON Semiconductor Corp., 2019 Replacement Term B-4 Loans, 3.645%, (1-month USD LIBOR + 2.00%), 9/18/26	United States	1,995,000	2,008,710
				5,359,114
  |  30

Franklin Strategic Series
CONSOLIDATED STATEMENT OF INVESTMENTS (unaudited)
Franklin Strategic Income Fund (continued)
		Country/Organization	Principal Amount*	Value
[i]	Senior Floating Rate Interests (continued)
	Software & Services 0.5%
	Infor (U.S.) Inc. (Lawson), Tranche B-6 Term Loan, 4.695%, (3-month USD LIBOR + 2.75%), 2/01/22	United States	997,436	$1,005,415
[n,o]	Sophos (Surf Holdings LLC), Term Loan B, TBD, 3/31/27	United States	754,770	760,432
	WEX Inc., Term B-3 Loan, 3.895%, (1-month USD LIBOR + 2.25%), 5/17/26	United States	1,839,448	1,853,933
[c]	WorkCapital BSD SARL, Loan, 17.905%, (3-month USD LIBOR + 16.00%), 2/11/22	Luxembourg	20,000,000	20,083,375
				23,703,155
	Technology Hardware & Equipment 0.1%
[n]	CommScope Inc., Initial Term Loans, 4.895%, (1-month USD LIBOR + 3.25%), 4/04/26	United States	2,200,000	2,206,589
	Telecommunication Services 0.2%
	Global Tel*Link Corp.,
	First Lien Term Loan, 5.895%, (1-month USD LIBOR + 4.25%), 11/29/25	United States	994,975	954,927
	Second Lien Term Loan, 9.895%, (1-month USD LIBOR + 8.25%), 11/29/26	United States	545,755	485,154
	Securus Technologies Holdings Inc.,
	Initial Term Loan, 6.145%, (1-month USD LIBOR + 4.50%), 11/01/24	United States	2,481,013	1,951,470
	Second Lien Initial Loan, 9.895%, (1-month USD LIBOR + 8.25%), 11/01/25	United States	10,588,688	5,152,720
				8,544,271
	Transportation 0.1%
	Air Canada, Term Loans, 3.408%, (1-month USD LIBOR + 1.75%), 10/06/23	Canada	406,037	407,813
	Allegiant Travel Co., Class B Term Loans, 6.394%, (3-month USD LIBOR + 4.50%), 2/05/24	United States	2,894,275	2,906,938
	Avis Budget Car Rental LLC, Tranche B Term Loans, 3.65%, (1-month USD LIBOR + 2.00%), 2/13/25	United States	1,989,848	1,996,050
	Hertz Corp., Tranche B-1 Term Loan, 4.395%, (1-month USD LIBOR + 2.75%), 6/30/23	United States	989,501	996,717
				6,307,518
	Utilities 0.0%†
	EFS Cogen Holdings I LLC (Linden),
	Term B Advance, 4.90%, (1-month USD LIBOR + 3.25%), 6/28/23	United States	282,435	282,317
	Term B Advance, 5.20%, (3-month USD LIBOR + 3.25%), 6/28/23	United States	685,523	685,237
				967,554
	Total Senior Floating Rate Interests (Cost $215,042,621)			197,260,198
  |  31

Franklin Strategic Series
CONSOLIDATED STATEMENT OF INVESTMENTS (unaudited)
Franklin Strategic Income Fund (continued)
		Country/Organization	Principal Amount*		Value
	Marketplace Loans 0.1%
	Diversified Financials 0.1%
[c]	Lending Club LCX, 6.46% - 28.80%, 5/31/22 - 1/27/25	United States	2,211,285		$2,195,015
[c]	Upgrade, 14.19% - 30.51%, 11/05/22 - 12/30/24	United States	3,107,079		3,031,324
	Total Marketplace Loans (Cost $5,264,312)				5,226,339
	Foreign Government and Agency Securities 10.6%
[d]	The African Export-Import Bank, senior bond, 144A, 3.994%, 9/21/29	Supranational[p]	8,600,000		8,993,536
[d]	Angolan Government International Bond, senior note, 144A, 8.25%, 5/09/28	Angola	26,800,000		28,935,880
[g]	Banque Centrale de Tunisie International Bond, senior note, Reg S, 5.625%, 2/17/24	Tunisia	25,700,000	EUR	28,391,448
[d]	Banque Ouest Africaine de Developpement, senior note, 144A, 5.00%, 7/27/27	Supranational[p]	7,400,000		8,009,464
[q]	Brazil Notas do Tesouro Nacional, Index Linked, 6.00%, 5/15/23	Brazil	19,500[j]	BRL	16,948,177
[d]	Dominican Republic, senior note, 144A, 8.90%, 2/15/23	Dominican Republic	838,300,000	DOP	15,774,720
[d]	The Export-Import Bank of India, senior note, 144A, 3.875%, 2/01/28	India	16,000,000		16,985,280
[d]	Government of Belarus International Bond,
	senior bond, 144A, 6.20%, 2/28/30	Belarus	12,300,000		13,441,255
	senior note, 144A, 7.625%, 6/29/27	Belarus	7,500,000		8,683,613
	Government of Colombia,
	senior bond, 9.85%, 6/28/27	Colombia	55,750,000,000	COP	20,676,320
	senior bond, 4.50%, 3/15/29	Colombia	2,800,000		3,167,969
	senior bond, 5.00%, 6/15/45	Colombia	20,700,000		25,200,904
[d]	Government of Gabon,
	144A, 6.375%, 12/12/24	Gabon	29,000,000		31,235,929
	[k] senior note, 144A, 6.625%, 2/06/31	Gabon	16,950,000		16,989,892
	Government of Indonesia,
	senior bond, FR34, 12.80%, 6/15/21	Indonesia	129,210,000,000	IDR	10,408,731
	senior bond, FR39, 11.75%, 8/15/23	Indonesia	29,150,000,000	IDR	2,499,615
	senior bond, FR44, 10.00%, 9/15/24	Indonesia	8,340,000,000	IDR	703,788
	senior bond, FR56, 8.375%, 9/15/26	Indonesia	363,988,000,000	IDR	29,414,853
[d]	Government of Iraq, 144A, 5.80%, 1/15/28	Iraq	29,000,000		27,993,584
[d]	Government of Kazakhstan, senior bond, 144A, 4.875%, 10/14/44	Kazakhstan	19,300,000		24,372,986
	Government of Mexico, senior note, 4.15%, 3/28/27	Mexico	13,900,000		15,151,139
	Government of Peru, senior bond, 6.55%, 3/14/37	Peru	11,400,000		17,367,159
[d]	Government of Russia, senior note, 144A, 4.875%, 9/16/23	Russia	8,600,000		9,419,417
	Government of South Africa, senior bond, 7.00%, 2/28/31	South Africa	365,000,000	ZAR	20,677,499
[d]	Government of Ukraine,
	144A, 7.75%, 9/01/22	Ukraine	2,200,000		2,395,690
	144A, 7.75%, 9/01/23	Ukraine	4,355,000		4,819,330
	144A, 7.75%, 9/01/24	Ukraine	4,355,000		4,861,051
	[a,r] 144A, VRI, GDP Linked Security, 5/31/40	Ukraine	9,990,000		9,927,562
	senior bond, 144A, 7.375%, 9/25/32	Ukraine	6,000,000		6,649,416
  |  32

Franklin Strategic Series
CONSOLIDATED STATEMENT OF INVESTMENTS (unaudited)
Franklin Strategic Income Fund (continued)
		Country/Organization	Principal Amount*		Value
	Foreign Government and Agency Securities (continued)
	Government of Uruguay,
	senior bond, 4.375%, 1/23/31	Uruguay	8,000,000		$9,206,000
	[s] senior bond, Index Linked, 3.70%, 6/26/37	Uruguay	845,649,198	UYU	22,184,373
	Nota do Tesouro Nacional, 10.00%, 1/01/23	Brazil	34,402[j]	BRL	8,962,745
[d]	Panama Notas del Tesoro, senior note, 144A, 3.75%, 4/17/26	Panama	8,200,000		8,719,655
	Total Foreign Government and Agency Securities (Cost $473,745,269)				479,168,980
	U.S. Government and Agency Securities 6.4%
	U.S. Treasury Bond,
	7.125%, 2/15/23	United States	3,000,000		3,520,313
	6.25%, 8/15/23	United States	4,000,000		4,681,406
	6.875%, 8/15/25	United States	1,000,000		1,295,469
	[s] Index Linked, 1.75%, 1/15/28	United States	57,704,964		66,371,516
	U.S. Treasury Note,
	1.50%, 11/30/21	United States	30,000,000		30,083,203
	[s] Index Linked, 0.625%, 1/15/24	United States	25,298,980		26,105,422
	[s] Index Linked, 0.125%, 7/15/24	United States	98,077,126		99,865,090
	[s] Index Linked, 0.375%, 7/15/25	United States	34,382,682		35,611,230
	[s] Index Linked, 0.375%, 7/15/27	United States	18,832,088		19,660,680
	Total U.S. Government and Agency Securities (Cost $280,808,765)				287,194,329
	Asset-Backed Securities and Commercial Mortgage-Backed Securities 30.5%
	Banks 0.4%
[t]	Commercial Mortgage Trust, 2006-GG7, AJ, FRN, 5.725%, 7/10/38	United States	5,333,000		4,940,834
	CSAIL Commercial Mortgage Trust, 2015-C1, A4, 3.505%, 4/15/50	United States	10,050,000		10,765,169
[t]	CWABS Asset-Backed Certificates Trust, 2005-11, AF4, FRN, 5.21%, 3/25/34	United States	1,392,984		1,400,552
[u]	Merrill Lynch Mortgage Investors Trust, 2005-A6, 2A3, FRN, 2.041%, (1-month USD LIBOR + 0.38%), 8/25/35	United States	741,037		747,449
					17,854,004
	Diversified Financials 30.1%
[u]	American Express Credit Account Master Trust, 2017-2, A, FRN, 2.126%, (1-month USD LIBOR + 0.45%), 9/16/24	United States	9,170,000		9,220,743
[d,u]	AMMC CLO XI Ltd.,
	2012-11A, BR2, 144A, FRN, 3.37%, (3-month USD LIBOR + 1.60%), 4/30/31	United States	3,000,000		2,988,060
	2012-11A, CR2, 144A, FRN, 3.67%, (3-month USD LIBOR + 1.90%), 4/30/31	United States	1,000,000		975,430
  |  33

Franklin Strategic Series
CONSOLIDATED STATEMENT OF INVESTMENTS (unaudited)
Franklin Strategic Income Fund (continued)
		Country/Organization	Principal Amount*		Value
	Asset-Backed Securities and Commercial Mortgage-Backed Securities (continued)
	Diversified Financials (continued)
[d,u]	Antares CLO Ltd., 2018-1A, B, 144A, FRN, 3.469%, (3-month USD LIBOR + 1.65%), 4/20/31	United States	17,500,000		$17,315,900
[d,t]	ARES L CLO Ltd., 2018-50A, B, 144A, FRN, 3.531%, 1/15/32	United States	15,700,000		15,675,037
[d,t]	ARES LII CLO Ltd.,
	2019-52A, A2, 144A, FRN, 3.452%, 4/22/31	United States	2,522,358		2,515,976
	2019-52A, B, 144A, FRN, 3.652%, 4/22/31	United States	3,500,000		3,504,725
	2019-52A, C, 144A, FRN, 4.482%, 4/22/31	United States	1,000,000		1,003,470
[d,u]	Ares XLIII CLO Ltd., 2017-43A, A, 144A, FRN, 3.051%, (3-month USD LIBOR + 1.22%), 10/15/29	United States	3,870,000		3,871,935
	Banc of America Commercial Mortgage Trust,
	2015-UBS7, A3, 3.441%, 9/15/48	United States	10,920,000		11,727,582
	2015-UBS7, A4, 3.705%, 9/15/48	United States	12,450,000		13,561,407
	[t] 2015-UBS7, B, FRN, 4.36%, 9/15/48	United States	6,740,000		7,365,587
[d,t]	BCC Middle Market CLO LLC, 2018-1A, A2, 144A, FRN, 3.969%, 10/20/30	United States	6,300,000		6,254,766
[d,t]	Betony CLO 2 Ltd., 2018-1A, A1, 144A, FRN, 2.85%, 4/30/31	United States	15,300,000		15,264,198
[d,t]	BlueMountain CLO Ltd.,
	2012-2A, BR2, 144A, FRN, 3.349%, 11/20/28	United States	6,710,000		6,711,879
	2012-2A, CR2, 144A, FRN, 3.899%, 11/20/28	United States	2,730,000		2,709,552
	2014-2A, CR2, 144A, FRN, 4.019%, 10/20/30	United States	3,800,000		3,801,064
	2018-1A, D, 144A, FRN, 4.82%, 7/30/30	United States	5,000,000		4,973,050
[d,t]	Bluemountain Fuji Eur CLO V DAC,
	5A, A, 144A, FRN, 0.91%, 1/15/33	Ireland	20,900,000	EUR	23,310,914
	5A, B, 144A, FRN, 1.55%, 1/15/33	Ireland	6,200,000	EUR	6,915,660
[d,u]	BlueMountain Fuji U.S. CLO II Ltd., 2017-2A, A1A, 144A, FRN, 3.019%, (3-month USD LIBOR + 1.20%), 10/20/30	United States	4,200,000		4,202,436
[d,u]	BlueMountain Fuji U.S. CLO III Ltd.,
	2017-3A, A2, 144A, FRN, 2.981%, (3-month USD LIBOR + 1.15%), 1/15/30	United States	4,600,000		4,525,204
	2017-3A, C, 144A, FRN, 3.531%, (3-month USD LIBOR + 1.70%), 1/15/30	United States	600,000		592,230
[d]	BRAVO Residential Funding Trust,
	2019-1, A1C, 144A, 3.50%, 3/25/58	United States	9,770,728		9,951,902
	[t] 2019-2, A3, 144A, FRN, 3.50%, 10/25/44	United States	10,506,837		10,788,888
[d,t]	Burnham Park CLO Ltd.,
	2016-1A, BR, 144A, FRN, 3.319%, 10/20/29	United States	3,500,000		3,504,690
	2016-1A, CR, 144A, FRN, 3.969%, 10/20/29	United States	4,000,000		4,027,200
[d,t]	Buttermilk Park CLO Ltd., 2018-1A, C, 144A, FRN, 3.931%, 10/15/31	United States	9,730,950		9,701,660
[u]	Capital One Multi-Asset Execution Trust,
	2016-A2, A2, FRN, 2.306%, (1-month USD LIBOR + 0.63%), 2/15/24	United States	44,033,000		44,350,901
	2016-A7, A7, FRN, 2.186%, (1-month USD LIBOR + 0.51%), 9/16/24	United States	4,400,000		4,432,458
  |  34

Franklin Strategic Series
CONSOLIDATED STATEMENT OF INVESTMENTS (unaudited)
Franklin Strategic Income Fund (continued)
		Country/Organization	Principal Amount*	Value
	Asset-Backed Securities and Commercial Mortgage-Backed Securities (continued)
	Diversified Financials (continued)
[d,u]	Carlyle Global Market Strategies CLO Ltd., 2014-4RA, C, 144A, FRN, 4.731%, (3-month USD LIBOR + 2.90%), 7/15/30	United States	3,000,000	$2,824,800
[d,t]	Carlyle GMS Finance MM CLO LLC, 2015-1A, A2R, 144A, FRN, 4.031%, 10/15/31	United States	12,000,000	11,904,720
[d,u]	Carlyle U.S. CLO Ltd., 2017-2A, A1B, 144A, FRN, 3.039%, (3-month USD LIBOR + 1.22%), 7/20/31	United States	8,500,000	8,497,790
[d,u]	Catamaran CLO Ltd., 2014-2A, BR, 144A, FRN, 4.769%, (3-month USD LIBOR + 2.95%), 10/18/26	United States	11,770,000	11,814,961
[d,t]	CGRBS Commercial Mortgage Trust, 2013-VN05, C, 144A, FRN, 3.584%, 3/13/35	United States	7,700,000	8,088,109
[d,t]	CIM Trust,
	2019-INV1, A1, 144A, FRN, 4.00%, 2/25/49	United States	12,280,534	12,626,396
	2019-INV2, A3, 144A, FRN, 4.00%, 5/25/49	United States	15,904,269	16,477,246
[t]	Citibank Credit Card Issuance Trust,
	2016-A3, A3, FRN, 2.204%, 12/07/23	United States	4,800,000	4,829,314
	2017-A7, A7, FRN, 2.062%, 8/08/24	United States	36,060,000	36,249,272
[d,t]	Cole Park CLO Ltd., 2015-1A, BR, 144A, FRN, 3.419%, 10/20/28	United States	3,530,000	3,531,377
[d,t]	Consumer Loan Underlying Bond CLUB Certificate Issuer Trust I,
	2018-14, PT, 144A, FRN, 9.35%, 9/16/41	United States	4,230,350	4,079,043
	2018-29, PT, 144A, FRN, 25.34%, 12/15/43	United States	2,051,993	1,661,128
	2019-26, PT, 144A, FRN, 19.137%, 8/15/44	United States	7,354,582	6,687,183
	2019-31, PT, 144A, FRN, 19.17%, 9/15/44	United States	6,672,741	6,008,135
	2019-37, PT, 144A, FRN, 19.627%, 10/17/44	United States	6,727,030	6,279,686
	2019-42, PT, 144A, FRN, 19.31%, 11/15/44	United States	7,087,657	6,587,357
	2019-51, PT, 144A, FRN, 17.50%, 1/15/45	United States	7,461,651	7,164,032
	2019-52, PT, 144A, FRN, 11.118%, 1/15/45	United States	7,292,478	7,169,164
	2019-S1, PT, 144A, FRN, 14.26%, 4/15/44	United States	6,096,719	5,245,567
	2019-S2, PT, 144A, FRN, 13.513%, 5/16/44	United States	4,505,618	3,991,814
	2019-S3, PT, 144A, FRN, 13.77%, 6/15/44	United States	5,227,067	4,702,580
	2019-S4, PT, 144A, FRN, 11.83%, 8/15/44	United States	6,059,877	5,472,096
	2019-S5, PT, 144A, FRN, 13.01%, 9/15/44	United States	5,623,337	5,070,102
	2019-S6, PT, 144A, FRN, 11.68%, 10/17/44	United States	5,276,374	4,837,884
	2019-S7, PT, 144A, FRN, 11.34%, 12/15/44	United States	4,562,476	4,178,076
	2019-S8, PT, 144A, FRN, 10.53%, 1/15/45	United States	5,596,967	5,235,248
	2020-2, PT, 144A, FRN, 16.113%, 3/15/45	United States	6,994,212	6,861,288
[t]	Discover Card Execution Note Trust, 2017-A7, A7, FRN, 2.036%, 4/15/25	United States	5,360,000	5,379,015
[d,t]	Dryden 38 Senior Loan Fund, 2015-38A, CR, 144A, FRN, 3.831%, 7/15/30	United States	7,186,000	7,156,753
[d,u]	Dryden 41 Senior Loan Fund, 2015-41A, AR, 144A, FRN, 2.801%, (3-month USD LIBOR + 0.97%), 4/15/31	United States	9,850,000	9,810,600
[d,u]	Dryden 42 Senior Loan Fund, 2016-42A, DR, 144A, FRN, 4.761%, (3-month USD LIBOR + 2.93%), 7/15/30	United States	8,400,000	8,391,516
  |  35

Franklin Strategic Series
CONSOLIDATED STATEMENT OF INVESTMENTS (unaudited)
Franklin Strategic Income Fund (continued)
		Country/Organization	Principal Amount*	Value
	Asset-Backed Securities and Commercial Mortgage-Backed Securities (continued)
	Diversified Financials (continued)
[d,u]	Dryden 55 CLO Ltd.,
	2018-55A, A1, 144A, FRN, 2.851%, (3-month USD LIBOR + 1.02%), 4/15/31	United States	11,500,000	$11,502,645
	2018-55A, D, 144A, FRN, 4.681%, (3-month USD LIBOR + 2.85%), 4/15/31	United States	3,000,000	2,962,410
[d,u]	Dryden 64 CLO Ltd., 2018-64A, A, 144A, FRN, 2.789%, (3-month USD LIBOR + 0.97%), 4/18/31	United States	5,070,000	5,046,678
[d,t]	Eaton Vance CLO Ltd., 2014-1RA, C, 144A, FRN, 3.931%, 7/15/30	United States	1,972,575	1,966,953
[d,t]	Eleven Madison Trust Mortgage Trust, 2015-11MD, A, 144A, FRN, 3.555%, 9/10/35	United States	14,920,000	16,155,081
	FHLMC Structured Agency Credit Risk Debt Notes,
	[u] 2013-DN2, M2, FRN, 5.911%, (1-month USD LIBOR + 4.25%), 11/25/23	United States	11,600,868	12,587,439
	[u] 2014-DN1, M2, FRN, 3.861%, (1-month USD LIBOR + 2.20%), 2/25/24	United States	4,960,419	5,016,426
	[u] 2014-DN2, M3, FRN, 5.261%, (1-month USD LIBOR + 3.60%), 4/25/24	United States	21,379,000	22,791,391
	[u] 2014-DN3, M3, FRN, 5.661%, (1-month USD LIBOR + 4.00%), 8/25/24	United States	983,939	1,050,242
	[u] 2014-DN4, M3, FRN, 6.211%, (1-month USD LIBOR + 4.55%), 10/25/24	United States	12,747,100	13,749,851
	[u] 2014-HQ1, M3, FRN, 5.761%, (1-month USD LIBOR + 4.10%), 8/25/24	United States	2,791,936	2,958,541
	[u] 2014-HQ2, M2, FRN, 3.861%, (1-month USD LIBOR + 2.20%), 9/25/24	United States	5,875,814	5,951,471
	[u] 2014-HQ3, M3, FRN, 6.411%, (1-month USD LIBOR + 4.75%), 10/25/24	United States	5,453,241	5,800,964
	[u] 2015-DNA1, M3, FRN, 4.961%, (1-month USD LIBOR + 3.30%), 10/25/27	United States	2,830,000	3,058,906
	[u] 2015-DNA3, M3, FRN, 6.361%, (1-month USD LIBOR + 4.70%), 4/25/28	United States	18,411,581	20,456,883
	[u] 2015-HQ1, M3, FRN, 5.461%, (1-month USD LIBOR + 3.80%), 3/25/25	United States	6,122,737	6,293,550
	[u] 2015-HQA1, M3, FRN, 6.361%, (1-month USD LIBOR + 4.70%), 3/25/28	United States	18,830,000	20,081,743
	[u] 2016-DNA2, M3, FRN, 6.311%, (1-month USD LIBOR + 4.65%), 10/25/28	United States	16,214,343	17,467,170
	[t] 2017-DNA1, M2, FRN, 4.911%, 7/25/29	United States	7,300,000	7,757,124
	[t] 2017-DNA2, M2, FRN, 5.111%, 10/25/29	United States	5,868,312	6,325,138
	[u] 2017-DNA3, M2, FRN, 4.161%, (1-month USD LIBOR + 2.50%), 3/25/30	United States	26,312,269	27,285,081
	[t] 2017-HQA1, M2, FRN, 5.211%, 8/25/29	United States	28,226,000	29,803,116
	[t] 2017-HQA2, M2, FRN, 4.311%, 12/25/29	United States	2,885,000	2,982,260
[d,u]	Flagship CLO VIII Ltd.,
	2014-8A, ARR, 144A, FRN, 2.693%, (3-month USD LIBOR + 0.85%), 1/16/26	United States	3,949,439	3,949,992
	2014-8A, DR, 144A, FRN, 4.893%, (3-month USD LIBOR + 3.05%), 1/16/26	United States	3,000,000	2,953,170
  |  36

Franklin Strategic Series
CONSOLIDATED STATEMENT OF INVESTMENTS (unaudited)
Franklin Strategic Income Fund (continued)
		Country/Organization	Principal Amount*	Value
	Asset-Backed Securities and Commercial Mortgage-Backed Securities (continued)
	Diversified Financials (continued)
	FNMA Connecticut Avenue Securities,
	[u] 2013-C01, M2, FRN, 6.911%, (1-month USD LIBOR + 5.25%), 10/25/23	United States	14,108,791	$15,569,470
	[u] 2014-C01, M2, FRN, 6.061%, (1-month USD LIBOR + 4.40%), 1/25/24	United States	16,330,761	17,799,285
	[u] 2014-C02, 1M2, FRN, 4.261%, (1-month USD LIBOR + 2.60%), 5/25/24	United States	13,229,130	13,775,427
	[u] 2014-C03, 1M2, FRN, 4.661%, (1-month USD LIBOR + 3.00%), 7/25/24	United States	29,127,822	30,772,627
	[u] 2014-C03, 2M2, FRN, 4.561%, (1-month USD LIBOR + 2.90%), 7/25/24	United States	3,658,356	3,826,642
	[u] 2015-C01, 1M2, FRN, 5.961%, (1-month USD LIBOR + 4.30%), 2/25/25	United States	7,292,138	7,809,936
	[u] 2015-C01, 2M2, FRN, 6.211%, (1-month USD LIBOR + 4.55%), 2/25/25	United States	8,427,442	8,771,654
	[u] 2015-C02, 1M2, FRN, 5.661%, (1-month USD LIBOR + 4.00%), 5/25/25	United States	21,107,458	22,569,660
	[u] 2015-C02, 2M2, FRN, 5.661%, (1-month USD LIBOR + 4.00%), 5/25/25	United States	9,895,368	10,307,280
	[u] 2015-C03, 1M2, FRN, 6.661%, (1-month USD LIBOR + 5.00%), 7/25/25	United States	25,368,089	27,727,096
	[u] 2015-C03, 2M2, FRN, 6.661%, (1-month USD LIBOR + 5.00%), 7/25/25	United States	12,355,882	13,168,877
	[t] 2016-C02, 1M2, FRN, 7.661%, 9/25/28	United States	9,121,120	10,050,996
	[t] 2016-C04, 1M2, FRN, 5.911%, 1/25/29	United States	9,674,713	10,312,785
	[t] 2016-C05, 2M2, FRN, 6.111%, 1/25/29	United States	5,927,827	6,286,911
	[t] 2016-C06, 1M2, FRN, 5.911%, 4/25/29	United States	2,220,000	2,382,959
	[t] 2016-C07, 2M2, FRN, 6.011%, 5/25/29	United States	3,697,841	3,919,515
	[u] 2017-C01, 1M2, FRN, 5.211%, (1-month USD LIBOR + 3.55%), 7/25/29	United States	22,910,000	24,194,215
	[t] 2017-C03, 1M2, FRN, 4.661%, 10/25/29	United States	24,932,535	26,186,908
	[t] 2017-C03, 2M2, FRN, 4.511%, 11/25/29	United States	7,075,499	7,346,446
	[t] 2017-C05, 1M2, FRN, 3.861%, 1/25/30	United States	20,670,408	21,075,058
[d]	Galaxy XVIII CLO Ltd.,
	[t] 2018-28A, A2, 144A, FRN, 2.901%, 7/15/31	United States	9,500,000	9,502,375
	[u] 2018-28A, C, 144A, FRN, 3.781%, (3-month USD LIBOR + 1.95%), 7/15/31	United States	3,070,000	3,063,338
[d,t]	Galaxy XXVI CLO Ltd., 2018-26A, A, 144A, FRN, 3.099%, 11/22/31	United States	7,600,000	7,598,480
[d,u]	Galaxy XXVII CLO Ltd., 2018-27A, C, 144A, FRN, 3.704%, (3-month USD LIBOR + 1.80%), 5/16/31	United States	3,600,000	3,561,984
	GS Mortgage Securities Trust,
	[t] 2016-GS3, B, FRN, 3.395%, 10/10/49	United States	8,037,000	8,447,111
	2017-GS6, B, 3.869%, 5/10/50	United States	7,700,000	8,331,151
  |  37

Franklin Strategic Series
CONSOLIDATED STATEMENT OF INVESTMENTS (unaudited)
Franklin Strategic Income Fund (continued)
		Country/Organization	Principal Amount*		Value
	Asset-Backed Securities and Commercial Mortgage-Backed Securities (continued)
	Diversified Financials (continued)
[d,t]	HPS Loan Management Ltd., 2013A-18, C, 144A, FRN, 3.981%, 10/15/30	United States	4,950,000		$4,912,826
[d,t]	LCM XVI LP,
	2016A, A2R, 144A, FRN, 3.011%, 10/15/31	United States	7,655,557		7,631,825
	2016A, BR2, 144A, FRN, 3.581%, 10/15/31	United States	13,525,832		13,491,476
[d,t]	LCM XVII LP,
	2017A, BRR, 144A, FRN, 3.431%, 10/15/31	United States	4,590,000		4,511,373
	2017A, CRR, 144A, FRN, 3.931%, 10/15/31	United States	4,240,000		4,177,926
[d,u]	LCM XVIII LP, 2018A, DR, 144A, FRN, 4.619%, (3-month USD LIBOR + 2.80%), 4/20/31	United States	6,860,000		6,577,162
[d,u]	LCM XXIV Ltd., 24A, A, 144A, FRN, 3.129%, (3-month USD LIBOR + 1.31%), 3/20/30	United States	4,300,000		4,303,182
[d,t]	Madison Park Euro Funding VIII DAC,
	8A, ARN, 144A, FRN, 0.95%, 4/15/32	Ireland	27,500,000	EUR	30,561,899
	8A, BRN, 144A, FRN, 1.70%, 4/15/32	Ireland	4,100,000	EUR	4,577,508
[d,t]	Madison Park Euro Funding XIV DAC, 2014A, A1N, 144A, FRN, 1.12%, 7/15/32	Ireland	9,800,000	EUR	10,925,027
[d,u]	Madison Park Funding XXIII Ltd.,
	2017-23A, B, 144A, FRN, 3.494%, (3-month USD LIBOR + 1.70%), 7/27/30	United States	2,400,000		2,401,896
	2017-23A, C, 144A, FRN, 4.144%, (3-month USD LIBOR + 2.35%), 7/27/30	United States	5,000,000		5,001,100
[d,t]	Magnetite Ltd., 2015-14RA, A1, 144A, FRN, 2.939%, 10/18/31	United States	2,000,000		1,995,040
[d,t]	Mill City Mortgage Loan Trust, 2018-4, A1B, 144A, FRN, 3.50%, 4/25/66	United States	16,720,000		17,393,100
[u]	MortgageIT Trust,
	2004-1, A2, FRN, 2.561%, (1-month USD LIBOR + 0.90%), 11/25/34	United States	1,496,747		1,517,815
	2005-5, A1, FRN, 2.181%, (1-month USD LIBOR + 0.26%), 12/25/35	United States	1,360,815		1,364,175
[d,t]	Mountain View Funding CLO XIV Ltd.,
	2019-1A, A1, 144A, FRN, 3.271%, 4/15/29	United States	5,000,000		5,002,950
	2019-1A, C, 144A, FRN, 4.731%, 4/15/29	United States	4,500,000		4,510,440
[d,t]	Neuberger Berman CLO XVIII Ltd., 2014-18A, CR2, 144A, FRN, 4.819%, 10/21/30	United States	500,000		496,490
[d,t]	Neuberger Berman CLO XXII Ltd., 2016-22A, CR, 144A, FRN, 4.036%, 10/17/30	United States	2,129,630		2,135,167
[d,u]	NZCG Funding Ltd., 2015-1A, A2R, 144A, FRN, 3.467%, (3-month USD LIBOR + 1.55%), 2/26/31	United States	15,500,000		15,395,065
[d,t]	Octagon Investment Partners 24 Ltd., 2015-1A, BS, 144A, FRN, 3.719%, 4/21/31	United States	4,485,000		4,492,176
[d,t]	Octagon Investment Partners 28 Ltd.,
	2016-1A, A2R, 144A, FRN, 3.251%, 10/24/30	United States	10,000,000		10,035,300
	2016-1A, BR, 144A, FRN, 3.601%, 10/24/30	United States	3,914,730		3,926,044
  |  38

Franklin Strategic Series
CONSOLIDATED STATEMENT OF INVESTMENTS (unaudited)
Franklin Strategic Income Fund (continued)
		Country/Organization	Principal Amount*	Value
	Asset-Backed Securities and Commercial Mortgage-Backed Securities (continued)
	Diversified Financials (continued)
[d,u]	Octagon Investment Partners 30 Ltd., 144A, FRN, 3.139%, (3-month USD LIBOR + 1.32%), 3/17/30	United States	4,300,000	$4,327,520
[d,u]	Octagon Investment Partners 36 Ltd., 2018-1A, A1, 144A, FRN, 2.801%, (3-month USD LIBOR + 0.97%), 4/15/31	United States	7,475,000	7,443,082
[d,u]	Octagon Investment Partners 37 Ltd., 2018-2A, C, 144A, FRN, 4.644%, (3-month USD LIBOR + 2.85%), 7/25/30	United States	4,000,000	3,924,680
[d,t]	Octagon Investment Partners 38 Ltd., 2018-1A, C, 144A, FRN, 4.769%, 7/20/30	United States	5,000,000	4,933,600
[d,u]	Octagon Investment Partners XVI Ltd., 2013-1A, DR, 144A, FRN, 4.836%, (3-month USD LIBOR + 3.00%), 7/17/30	United States	6,000,000	5,940,900
[d,u]	Octagon Investment Partners XXIII Ltd., 2015-1A, BR, 144A, FRN, 3.031%, (3-month USD LIBOR + 1.20%), 7/15/27	United States	4,590,000	4,543,274
[u]	Opteum Mortgage Acceptance Corp. Trust, 2005-4, 1APT, FRN, 1.971%, (1-month USD LIBOR + 0.31%), 11/25/35	United States	1,546,933	1,560,043
[d]	Prosper Pass-Thru Trust III, 2020-PT1, A, 144A, 8.796%, 3/15/26	United States	4,652,589	4,697,194
[d,t]	Provident Funding Mortgage Trust, 2019-1, A2, 144A, FRN, 3.00%, 12/25/49	United States	9,993,507	10,164,824
[d,u]	Race Point IX CLO Ltd., 2015-9A, A1AR, 144A, FRN, 3.041%, (3-month USD LIBOR + 1.21%), 10/15/30	United States	3,600,000	3,601,800
[d,t]	Strata CLO I Ltd., 2018-1A, B, 144A, FRN, 4.031%, 1/15/31	United States	14,100,000	13,746,090
[u]	Structured Asset Securities Corp., 2005-2XS, 2A2, FRN, 3.281%, (1-month USD LIBOR + 1.50%), 2/25/35	United States	1,724,349	1,755,732
[t]	Thornburg Mortgage Securities Trust, 2005-1, A3, FRN, 4.184%, 4/25/45	United States	1,957,049	1,980,362
[d]	Upgrade Master Pass-Thru Trust,
	[t] 2019-PT1, A, 144A, FRN, 11.222%, 6/15/25	United States	3,205,302	3,181,903
	2019-PT2, A, 144A, 4.846%, 2/15/26	United States	4,080,633	4,079,009
[d]	Voya CLO Ltd.,
	[t] 2013-2A, A2AR, 144A, FRN, 3.194%, 4/25/31	United States	2,200,000	2,170,410
	[u] 2013-2A, BR, 144A, FRN, 3.644%, (3-month USD LIBOR + 1.85%), 4/25/31	United States	5,770,000	5,736,419
	[u] 2014-1A, CR2, 144A, FRN, 4.619%, (3-month USD LIBOR + 2.80%), 4/18/31	United States	8,000,000	7,820,000
	[t] 2015-2A, BR, 144A, FRN, 3.306%, 7/23/27	United States	9,290,000	9,313,782
	[t] 2016-3A, A1R, 144A, FRN, 3.009%, 10/18/31	United States	10,000,000	9,997,200
	[t] 2018-2A, A1, 144A, FRN, 2.831%, 7/15/31	United States	5,000,000	4,981,500
				1,358,105,453
	Total Asset-Backed Securities and Commercial Mortgage-Backed Securities (Cost $1,386,657,767)			1,375,959,457
	Mortgage-Backed Securities 8.3%
[v]	Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 0.0%†
	FHLMC, 4.973%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/33	United States	10,982	11,247
  |  39

Franklin Strategic Series
CONSOLIDATED STATEMENT OF INVESTMENTS (unaudited)
Franklin Strategic Income Fund (continued)
		Country/Organization	Principal Amount*	Value
	Mortgage-Backed Securities (continued)
	Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 3.2%
	FHLMC 30 Year, 2.50%, 10/01/49	United States	2,889,797	$2,912,867
[w]	FHLMC 30 Year, 2.50%, 2/01/50	United States	13,500,000	13,602,832
[w]	FHLMC 30 Year, 3.00%, 2/01/50	United States	122,800,000	125,582,186
	FHLMC Gold 15 Year, 5.00%, 7/01/22	United States	28,791	30,424
	FHLMC Gold 30 Year, 4.50%, 10/01/40	United States	124,856	136,547
	FHLMC Gold 30 Year, 5.00%, 5/01/27 - 2/01/38	United States	1,014,097	1,112,555
	FHLMC Gold 30 Year, 5.50%, 6/01/33 - 6/01/36	United States	667,833	736,009
	FHLMC Gold 30 Year, 6.00%, 6/01/33 - 6/01/37	United States	256,371	288,319
	FHLMC Gold 30 Year, 6.50%, 10/01/21 - 6/01/36	United States	92,994	105,623
	FHLMC Gold 30 Year, 7.00%, 9/01/21 - 8/01/32	United States	19,196	20,095
	FHLMC Gold 30 Year, 7.50%, 1/01/26 - 1/01/31	United States	4,683	5,521
	FHLMC Gold 30 Year, 8.00%, 11/01/25 - 1/01/26	United States	64	64
	FHLMC Gold 30 Year, 9.00%, 12/01/24	United States	49	53
				144,533,095
[v]	Federal National Mortgage Association (FNMA) Adjustable Rate 0.0%†
	FNMA, 4.031%, (US 1 Year CMT T-Note +/- MBS Margin), 12/01/34	United States	114,671	121,418
	Federal National Mortgage Association (FNMA) Fixed Rate 1.2%
	FNMA 15 Year, 2.50%, 7/01/27 - 12/01/34	United States	10,107,933	10,292,899
	FNMA 15 Year, 5.50%, 3/01/21 - 4/01/22	United States	16,439	16,547
	FNMA 30 Year, 3.00%, 9/01/48	United States	37,510,032	38,738,404
	FNMA 30 Year, 4.50%, 3/01/28 - 2/01/41	United States	382,797	416,358
	FNMA 30 Year, 5.00%, 9/01/23 - 10/01/35	United States	1,020,595	1,119,310
	FNMA 30 Year, 5.50%, 9/01/33 - 12/01/35	United States	949,414	1,060,713
	FNMA 30 Year, 6.00%, 6/01/34 - 5/01/38	United States	2,095,447	2,372,730
	FNMA 30 Year, 6.50%, 3/01/28 - 10/01/37	United States	272,507	313,107
	FNMA 30 Year, 7.50%, 10/01/29	United States	4,655	5,410
	FNMA 30 Year, 8.00%, 1/01/25 - 5/01/26	United States	2,233	2,488
				54,337,966
	Government National Mortgage Association (GNMA) Fixed Rate 3.9%
	GNMA I SF 30 Year, 5.00%, 6/15/34 - 7/15/34	United States	116,621	128,487
	GNMA I SF 30 Year, 5.50%, 2/15/33 - 6/15/36	United States	311,002	341,361
	GNMA I SF 30 Year, 6.00%, 8/15/36	United States	20,812	23,828
	GNMA I SF 30 Year, 6.50%, 2/15/29 - 3/15/32	United States	37,377	41,260
	GNMA I SF 30 Year, 7.00%, 11/15/27 - 5/15/28	United States	8,966	9,199
	GNMA I SF 30 Year, 7.50%, 9/15/23 - 5/15/27	United States	604	623
	GNMA I SF 30 Year, 8.00%, 2/15/25 - 9/15/27	United States	2,924	3,026
	GNMA I SF 30 Year, 8.50%, 8/15/24	United States	42	43
	GNMA I SF 30 Year, 9.00%, 1/15/25	United States	172	173
	GNMA I SF 30 Year, 9.50%, 6/15/25	United States	354	355
	GNMA II SF 30 Year, 3.50%, 11/20/49	United States	60,907,602	63,131,889
	GNMA II SF 30 Year, 3.50%, 12/20/49	United States	62,692,722	65,022,604
  |  40

Franklin Strategic Series
CONSOLIDATED STATEMENT OF INVESTMENTS (unaudited)
Franklin Strategic Income Fund (continued)
		Country/Organization	Principal Amount*	Value
	Mortgage-Backed Securities (continued)
	Government National Mortgage Association (GNMA) Fixed Rate (continued)
[w]	GNMA II SF 30 Year, 3.50%, 1/01/50	United States	42,500,000	$43,844,727
	GNMA II SF 30 Year, 5.00%, 9/20/33 - 11/20/33	United States	177,065	197,040
	GNMA II SF 30 Year, 5.50%, 6/20/34	United States	91,278	102,925
	GNMA II SF 30 Year, 6.00%, 11/20/34	United States	89,494	103,467
	GNMA II SF 30 Year, 6.50%, 7/20/28 - 12/20/31	United States	50,597	58,061
	GNMA II SF 30 Year, 7.50%, 4/20/32	United States	15,484	17,543
				173,026,611
	Total Mortgage-Backed Securities (Cost $367,806,019)			372,030,337
	Municipal Bonds 4.5%
	Birmingham Water Works Board Water Revenue, Senior, Refunding, 3.573%, 1/01/45	United States	11,790,000	12,288,599
	Board of Regents of the Texas A & M University System Revenue, Permanent University Fund, Refunding, 3.10%, 7/01/49	United States	7,860,000	8,030,012
	Broward County Airport System Revenue, Refunding, Series C, 3.477%, 10/01/43	United States	3,160,000	3,300,399
	California Health Facilities Financing Authority Revenue,
	Senior, No Place Like Home Program, 2.934%, 6/01/32	United States	3,010,000	3,157,520
	Senior, No Place Like Home Program, 2.984%, 6/01/33	United States	2,600,000	2,722,044
	Senior, No Place Like Home Program, 3.034%, 6/01/34	United States	1,965,000	2,043,168
	City of Austin Electric Utility System Revenue, Travis and Williamson Counties, Refunding, 6.262%, 11/15/32	United States	5,955,000	7,530,931
	Foothill/Eastern Transportation Corridor Agency Toll Road Revenue, Refunding, Series A, 4.094%, 1/15/49	United States	1,540,000	1,607,806
	Gilroy USD, GO, Santa Clara County, Refunding, 3.364%, 8/01/47	United States	6,485,000	6,565,674
	Greenville City School District GO, County of Darke, School Improvement, Refunding, 3.541%, 1/01/51	United States	7,335,000	7,508,473
	Honolulu City and County Wastewater System Revenue, Second Bond Resolution, Refunding, Junior Series B, 2.585%, 7/01/28	United States	1,180,000	1,230,610
	Kaiser Foundation Hospitals, 3.266%, 11/01/49	United States	9,825,000	10,500,389
	Massachusetts State College Building Authority Revenue, Refunding, Series C, 3.373%, 5/01/43	United States	5,140,000	5,258,528
	Massachusetts State School Building Authority Dedicated Sales Tax Revenue, Subordinated, Refunding, Series B, 3.395%, 10/15/40	United States	5,895,000	6,145,773
	Metro Wastewater Reclamation District Sewer Revenue, Refunding, Series B, 3.158%, 4/01/41	United States	4,880,000	5,028,059
	Metropolitan St. Louis Sewer District Wastewater System Revenue, Refunding, Series C, 3.259%, 5/01/45	United States	14,150,000	14,668,032
	New Jersey State Transportation Trust Fund Authority Revenue, Transportation System, Series B, 4.131%, 6/15/42	United States	3,535,000	3,797,898
	New York State Dormitory Authority Revenues, Non State Supported Debt, State University of New York Dormitory Facilities, Series B, 3.142%, 7/01/43	United States	3,145,000	3,311,559
  |  41

Franklin Strategic Series
CONSOLIDATED STATEMENT OF INVESTMENTS (unaudited)
Franklin Strategic Income Fund (continued)
		Country/Organization	Principal Amount*	Value
	Municipal Bonds (continued)
	New York State GO, Refunding, Series B, 3.20%, 2/15/39	United States	11,740,000	$12,326,413
	New York State Urban Development Corp. Sales Tax Revenue, Bidding Group 2, Series B, 2.97%, 3/15/34	United States	19,210,000	20,082,903
	Ohio State Hospital Facility Revenue, Cleveland Clinic Health System Obligated Group, Refunding, Series G, 3.276%, 1/01/42	United States	1,975,000	2,091,209
	Oregon State Department of Transportation Highway User Tax Revenue, senior lien, Refunding, Series B, 3.168%, 11/15/38	United States	3,930,000	4,083,584
	Orlando Health Obligated Group, 3.777%, 10/01/28	United States	3,870,000	4,229,043
	Pennsylvania State Turnpike Commission Turnpike Revenue, Motor License Fund-Enhanced, Subordinate, Refunding, First Series, 3.579%, 12/01/43	United States	9,825,000	10,128,887
	Regional Transportation District Sales Tax Revenue, FasTracks Project, Refunding, Series A, 3.258%, 11/01/38	United States	3,145,000	3,286,368
	RWJ Barnabas Health Inc., 3.477%, 7/01/49	United States	2,650,000	2,803,666
	Salt Lake City Sales and Excise Tax Revenue, Refunding, Series B, 3.102%, 4/01/38	United States	2,750,000	2,800,050
	San Bernardino Community College District GO, San Bernadino and Riverside Counties, Election of 2018, Series A-1, 3.271%, 8/01/39	United States	2,160,000	2,213,827
	San Diego County Regional Transportation Commission Sales Tax Revenue, Limited Tax, Refunding, Series A, 3.248%, 4/01/48	United States	2,360,000	2,450,081
	San Francisco City and County Public Utilities Commission Water Revenue, Green Bonds, Refunding, Sub-Series A, 3.473%, 11/01/43	United States	2,310,000	2,412,171
	San Jose RDA Successor Agency Tax Allocation, Senior, Refunding, Series A-T, 3.25%, 8/01/29	United States	5,675,000	6,152,608
	Texas State GO, Transportation Commission, Highway Improvement, Refunding, 3.211%, 4/01/44	United States	5,895,000	6,153,496
	Texas State University System Financing Revenue,
	Refunding, Series B, 2.938%, 3/15/33	United States	2,315,000	2,400,308
	Refunding, Serise B, 3.289%, 3/15/40	United States	1,965,000	2,012,533
	University of Pittsburgh of the Commonwealth System of Higher Education Revenue, Refunding, Series C, 3.005%, 9/15/41	United States	5,500,000	5,697,120
	Utah Transit Authority Sales Tax Revenue, Refunding, Series B, 3.443%, 12/15/42	United States	3,930,000	4,120,723
	Total Municipal Bonds (Cost $191,692,055)			200,140,464
			Shares/Units
	Escrows and Litigation Trusts 0.0%†
[a,c]	Clear Channel Communications Inc., Escrow Account	United States	8,000,000	—
[a,c]	iHeartCommunications Inc., Escrow Account	United States	3,100,000	—
[a,c]	Millennium Corporate Claim Trust, Escrow Account	United States	8,736,451	—
[a,c]	Millennium Lender Claim Trust, Escrow Account	United States	8,736,450	—
a,aa,c,e	Remington Outdoor Co. Inc., Litigation Units	United States	124,500	—
[a,c]	T-Mobile USA Inc., Escrow Account	United States	29,900,000	—
  |  42

Franklin Strategic Series
CONSOLIDATED STATEMENT OF INVESTMENTS (unaudited)
Franklin Strategic Income Fund (continued)
		Country/Organization	Shares/Units	Value
	Escrows and Litigation Trusts (continued)
[a]	Vistra Energy Corp., Escrow Account	United States	30,000,000	$60,000
	Total Escrows and Litigation Trusts (Cost $869,132)			60,000
		Number of Contracts	Notional Amount*
	Options Purchased (Cost $1,430,322) 0.1%
	Puts - Over-the-Counter
	Currency Options 0.1%
	USD/JPY, Counterparty CITI, July Strike Price 109.00 JPY, Expires 7/14/20	1	89,200,000	2,020,023
	Total Investments before Short Term Investments (Cost $4,504,609,608)			4,442,518,115
		Country/Organization	Shares
	Short Term Investments 4.0%
	Money Market Funds (Cost $58,820,753) 1.3%
[f,x]	Institutional Fiduciary Trust Money Market Portfolio, 1.21%	United States	58,820,753	58,820,753
			Principal Amount*

	Repurchase Agreements (Cost $123,817,564) 2.7%
[y]
Joint Repurchase Agreement, 1.568%, 2/03/20 (Maturity Value $123,833,748)

BNP Paribas Securities Corp. (Maturity Value $57,396,942)

Deutsche Bank Securities Inc. (Maturity Value $18,606,021)

HSBC Securities (USA) Inc. (Maturity Value $47,830,785)

Collateralized by U.S. Government Agency Securities, 2.625% - 5.00%, 9/06/24 - 12/20/49; U.S. Government Agency Strips, 5/15/21 - 11/15/39; [z]U.S. Treasury Bills, 2/06/20 - 1/28/21; U.S. Treasury Bonds, 2.875% - 4.375%, 11/15/39 - 8/15/45; U.S. Treasury Bonds, Index Linked, 2.00%, 1/15/26; and U.S. Treasury Notes, 1.375% - 2.625%, 3/31/21 - 12/31/25 (valued at $126,302,240)
		United States	123,817,564	123,817,564
	Total Investments (Cost $4,687,247,925) 102.6%			4,625,156,432
	Other Assets, less Liabilities (2.6)%			(117,444,147)
	Net Assets 100.0%			$4,507,712,285
  |  43

Franklin Strategic Series
CONSOLIDATED STATEMENT OF INVESTMENTS (unaudited)
Franklin Strategic Income Fund (continued)
†Rounds to less than 0.1% of net assets.
*The principal/notional amount is stated in U.S. dollars unless otherwise indicated.
[a]Non-income producing.
aaSee Note 7 regarding holdings of 5% voting securities.
[b]The security is owned by FT Holdings Corporation ll, a wholly-owned subsidiary of the Fund. See Note 9.
[c]Fair valued using significant unobservable inputs. See Note 11 regarding fair value measurements.
[d]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At January 31, 2020, the aggregate value of these securities was $1,705,597,761, representing 37.8% of net assets.
[e]See Note 6 regarding restricted securities.
[f]See Note 8 regarding investments in affiliated management investment companies.
[g]Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At January 31, 2020, the aggregate value of these securities was $78,196,754, representing 1.7% of net assets.
[h]Income may be received in additional securities and/or cash.
[i]The coupon rate shown represents the rate at period end.
[j]Principal amount is stated in 1,000 Brazilian Real Units.
[k]Security purchased on a when-issued basis.
[l]Defaulted security or security for which income has been deemed uncollectible.
[m]Perpetual security with no stated maturity date.
[n]A portion or all of the security purchased on a delayed delivery basis.
[o]A portion or all of the security represents an unsettled loan commitment. The coupon rate is to-be determined (TBD) at the time of settlement and will be based upon a reference index/floor plus a spread.
[p]A supranational organization is an entity formed by two or more central governments through international treaties.
[q]Redemption price at maturity and coupon payment are adjusted for inflation.
[r]The principal represents the notional amount. See Note 3 regarding value recovery instruments.
[s]Principal amount of security is adjusted for inflation.
[t]Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
[u]The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
[v]Adjustable Rate Mortgage-Backed Security (ARM); the rate shown is the effective rate at period end. ARM rates are not based on a published reference rate and spread, but instead pass-through weighted average interest income inclusive of any caps or floors, if applicable, from the underlying mortgage loans in which the majority of mortgages pay interest based on the index shown at their designated reset dates plus a spread, less the applicable servicing and guaranty fee (MBS margin).
[w]Security purchased on a to-be-announced (TBA) basis.
[x]The rate shown is the annualized seven-day effective yield at period end.
[y]Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At January 31, 2020, all repurchase agreements had been entered into on that date.
[z]The security was issued on a discount basis with no stated coupon rate.
  |  44

Franklin Strategic Series
CONSOLIDATED STATEMENT OF INVESTMENTS (unaudited)
Franklin Strategic Income Fund (continued)
At January 31, 2020, the Fund had the following futures contracts outstanding. See  Note 3.
Futures Contracts
Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Interest Rate Contracts
Australian 3 Yr. Bond	Long	1,173	$91,063,399	3/16/20	$379,898
Australian 10 Yr. Bond	Long	372	36,823,582	3/16/20	721,485
Canada 10 Yr. Bond	Long	114	12,245,848	3/20/20	184,169
Euro-BTP	Long	953	156,470,665	3/06/20	5,600,744
Euro-Bund	Long	138	26,792,095	3/06/20	438,783
Euro-OAT	Short	365	67,697,304	3/06/20	(1,318,362)
U.S. Treasury 2 Yr. Note	Long	3,725	805,938,672	3/31/20	3,330,821
Ultra 10 Yr. U.S. Treasury Note	Short	1,830	266,550,937	3/20/20	(7,663,674)
Total Futures Contracts					$1,673,864

*As of period end.

At January 31, 2020, the Fund had the following forward exchange contracts outstanding. See  Note 3.
Forward Exchange Contracts
Currency	Counterparty[a]	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts
Australian Dollar	JPHQ	Sell	10,000,000	$6,850,450	2/11/20	$155,667	$ —
Chinese Yuan Renminbi	JPHQ	Sell	636,100,000	89,112,406	2/24/20	—	(1,699,346)
Brazilian Real	JPHQ	Sell	46,700,000	11,423,679	3/02/20	534,683	—
Brazilian Real	JPHQ	Sell	72,795,000	17,318,383	3/04/20	346,686	—
South Korean Won	JPHQ	Sell	17,000,000,000	14,311,812	3/04/20	92,112	—
Indonesian Rupiah	JPHQ	Sell	190,000,000,000	13,310,915	3/05/20	—	(404,470)
Japanese Yen	JPHQ	Buy	4,450,000,000	41,768,204	3/13/20	—	(613,992)
Canadian Dollar	JPHQ	Sell	40,400,000	30,579,761	3/16/20	55,699	—
Euro	JPHQ	Sell	29,500,000	32,753,702	3/16/20	—	(57,610)
Euro	JPHQ	Sell	106,706,321	119,274,053	3/16/20	590,173	—
Norwegian Krone	JPHQ	Buy	417,400,000	46,610,832	3/16/20	—	(1,227,042)
Swedish Krona	JPHQ	Buy	294,000,000	29,995,562	3/16/20	609,840	—
Swedish Krona	JPHQ	Sell	294,000,000	30,910,276	3/16/20	304,874	—
New Zealand Dollar	JPHQ	Sell	30,600,000	20,205,602	3/19/20	413,541	—
Australian Dollar	JPHQ	Sell	45,200,000	31,104,832	4/15/20	806,348	—
Turkish Lira	JPHQ	Buy	62,000,000	9,831,127	4/15/20	356,825	—
Canadian Dollar	JPHQ	Sell	8,500,000	6,519,255	4/16/20	97,040	—
Australian Dollar	DBAB	Sell	3,000,000	2,056,200	4/27/20	44,793	—
Australian Dollar	JPHQ	Sell	25,000,000	17,137,750	4/27/20	376,028	—
Japanese Yen	JPHQ	Buy	15,730,000,000	144,505,484	4/28/20	1,349,751	—
Canadian Dollar	JPHQ	Sell	23,800,000	18,105,468	4/29/20	123,198	—
Mexican Peso	JPHQ	Buy	297,700,000	15,611,971	4/29/20	—	(52,340)
Euro	JPHQ	Sell	36,246,949	40,398,856	7/23/20	—	(225,286)
  |  45

Franklin Strategic Series
CONSOLIDATED STATEMENT OF INVESTMENTS (unaudited)
Franklin Strategic Income Fund (continued)
Forward Exchange Contracts (continued)
Currency	Counterparty[a]	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts (continued)
Norwegian Krone	JPHQ	Buy	257,400,000	$28,461,094	7/23/20	$ —	$(472,152)
Total Forward Exchange Contracts						$6,257,258	$(4,752,238)
Net unrealized appreciation (depreciation)						$1,505,020

[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.

At January 31, 2020, the Fund had the following credit default swap contracts outstanding. See  Note 3.
Credit Default Swap Contracts
Description	Periodic Payment Rate Received (Paid)	Payment Frequency	Counter-party[a]	Maturity Date	Notional Amount[b]	Value	Unamortized Upfront Payments (Receipts)	Unrealized Appreciation (Depreciation)	Rating[c]
Centrally Cleared Swap Contracts
Contracts to Sell Protection[d,e]
Traded Index
CDX.EM.31	1.00%	Quarterly		6/20/24	$48,700,000	$(1,545,826)	$(1,122,980)	$(422,846)	Investment
									Grade
OTC Swap Contracts
Contracts to Buy Protection[d]
Single Name
Ally Financial Inc.	(5.00)%	Quarterly	JPHQ	12/20/24	$19,800,000	$(4,135,438)	$(3,617,253)	$(518,185)
Government of Italy	(1.00)%	Quarterly	BZWS	6/20/23	14,200,000	(241,601)	104,705	(346,306)
Contracts to Sell Protection[d,e]
Single Name
Government of Argentina	5.00%	Quarterly	CITI	12/20/21	48,600,000	(28,719,433)	(24,088,194)	(4,631,239)	CCC-
Government of Indonesia	1.00%	Quarterly	CITI	12/20/24	24,700,000	409,521	157,997	251,524	NR
Government of Italy	1.00%	Quarterly	BZWS	6/20/23	14,200,000	103,441	(459,144)	562,585	NR
Government of Russia	1.00%	Quarterly	CITI	12/20/24	13,500,000	241,247	130,815	110,432	BBB-
Traded Index
[f]BNP Paribas Bespoke Bordeaux Index, Mezzanine Tranche 7-10%	2.10%	Quarterly	BNDP	6/20/20	6,850,000	68,325	—	68,325	Non-
									Investment Grade
[f]BNP Paribas Bespoke Rodez2 Index, Mezzanine Tranche 5-7%	3.20%	Quarterly	BNDP	12/20/20	3,300,000	78,648	—	78,648	Non-
									Investment Grade
[f]Citibank Bespoke Bogota Index, Mezzanine Tranche 7-10%	1.35%	Quarterly	CITI	6/20/20	7,000,000	27,742	—	27,742	Non-
									Investment Grade
  |  46

Franklin Strategic Series
CONSOLIDATED STATEMENT OF INVESTMENTS (unaudited)
Franklin Strategic Income Fund (continued)
Credit Default Swap Contracts (continued)
Description	Periodic Payment Rate Received (Paid)	Payment Frequency	Counter-party[a]	Maturity Date	Notional Amount[b]	Value	Unamortized Upfront Payments (Receipts)	Unrealized Appreciation (Depreciation)	Rating[c]
OTC Swap Contracts (continued)
Contracts to Sell Protection[d,e] (continued)
Traded Index (continued)
[f]Citibank Bespoke Palma Index, Mezzanine Tranche 5-7%	2.30%	Quarterly	CITI	6/20/21	$6,700,000	$156,919	$ —	$156,919	Non-
									Investment Grade
[f]Citibank Bespoke Phoenix Index, Mezzanine Tranche 5-7%	2.90%	Quarterly	CITI	12/20/21	8,500,000	253,097	—	253,097	Non-
									Investment Grade
[f]Citibank Bespoke Singapore Index, Equity Tranche 0-3%	0.00%	Quarterly	CITI	6/20/20	7,000,000	(409,595)	(377,314)	(32,281)	Non-
									Investment Grade
[f]Citibank Bespoke Sydney Index, Equity Tranche 0-3%	0.00%	Quarterly	CITI	6/20/20	4,394,022	(311,923)	(270,391)	(41,532)	Non-
									Investment Grade
MCDX.NA.31	1.00%	Quarterly	CITI	12/20/23	23,060,000	433,716	181,498	252,218	Investment
									Grade
[f]Morgan Stanley Bespoke Pecan Index, Mezzanine Tranche 5-10%	3.98%	Quarterly	MSCO	12/20/21	9,000,000	284,346	—	284,346	Non-
									Investment Grade
[f]Morgan Stanley Bespoke Pecan Index, Mezzanine Tranche 5-10%	4.10%	Quarterly	MSCO	12/20/21	9,000,000	344,371	—	344,371	Non-
									Investment Grade
Total OTC Swap Contracts						$(31,416,617)	$(28,237,281)	$(3,179,336)
Total Credit Default Swap Contracts						$(32,962,443)	$(29,360,261)	$(3,602,182)

[a]Posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. The table below summarizes the cash and/or securities held as collateral for each applicable counterparty at period end.
  |  47

Franklin Strategic Series
CONSOLIDATED STATEMENT OF INVESTMENTS (unaudited)
Franklin Strategic Income Fund (continued)
Counterparty	Collateral Pledged (Received)
BNDP	$(315,025)
BZWS	280,000
CITI	25,060,000
DBAB	(74,096)
GSCO	(2,600,000)
JPHQ	2,900,000
MSCS	(660,000)
Total collateral	$24,590,879

[b]For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
[c]Based on Standard and Poor’s (S&P) Rating for single name swaps. Internal ratings based on mapping into equivalent ratings from external vendors.
[d]Performance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps and failure to pay or bankruptcy of the underlying securities for traded index swaps.
[e]The Fund enters contracts to sell protection to create a long credit position.
[f]Represents a custom index comprised of a basket of underlying issuers.

At January 31, 2020, the Fund had the following cross-currency swap contracts outstanding. See  Note 3.
Cross-Currency Swap Contracts
Description	Payment Frequency	Counterparty	Maturity Date	Notional Amount		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts
Receive Floating 3-month USD LIBOR + 2.87%	Quarterly			3,834,600	USD
Pay Fixed 2.50%	Annual	CITI	5/04/21	3,300,000	EUR	$153,656
Receive Floating 3-month USD LIBOR + 1.334%	Quarterly			10,976,000	USD
Pay Floating 3-month EUR LIBOR + 1.12%	Quarterly	CITI	7/10/21	9,800,000	EUR	130,677
Total Cross Currency Swap Contracts						$284,333

At January 31, 2020, the Fund had the following interest rate swap contracts outstanding. See  Note 3.
Interest Rate Swap Contracts
Description	Payment Frequency	Maturity Date	Notional Amount*		Value/Unrealized Appreciation (Depreciation)
Centrally Cleared Swap Contracts
Receive Fixed 2.773%	Quarterly
Pay Floating 3-month CNY CNRR	Quarterly	8/23/24	196,750,000	CNY	$185,293
Receive Fixed 2.765%	Quarterly
Pay Floating 3-month CNY CNRR	Quarterly	8/26/24	158,000,000	CNY	162,531
Receive Fixed 2.79%	Quarterly
Pay Floating 3-month CNY CNRR	Quarterly	8/30/24	236,250,000	CNY	281,147
Receive Fixed 1.956%	Semi-Annual
Pay Floating 3-month CAD CABA	Semi-Annual	7/17/29	55,000,000	CAD	961,707
Receive Fixed 1.232%	Semi-Annual
Pay Floating 3-month AUD BBSW	Semi-Annual	9/06/29	55,000,000	AUD	622,969
Total Interest Rate Swap Contracts					$2,213,647
*In U.S. dollars unless otherwise indicated.

  |  48

Franklin Strategic Series
CONSOLIDATED STATEMENT OF INVESTMENTS (unaudited)
Franklin Strategic Income Fund (continued)
At January 31, 2020, the Fund had the following inflation index swap contracts outstanding. See  Note 3.
Inflation Index Swap Contracts
Description	Payment Frequency	Maturity Date	Notional Amount	Value/Unrealized Appreciaton (Depreciation)
Centrally Cleared Swap Contracts
Receive variable change in USA-CPI-U	At maturity
Pay Fixed 1.913%	At maturity	1/14/29	$44,600,000	$(467,996)
Receive variable change in USA-CPI-U	At maturity
Pay Fixed 1.943%	At maturity	1/15/29	154,400,000	(2,025,289)
Total Inflation Index Swap Contracts				$(2,493,285)

At January 31, 2020, the Fund had the following total return swap contracts outstanding. See  Note 3.
Total Return Swap Contracts
Underlying Instruments	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value	Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts
Long[a]
Markit iBoxx USD Liquid Leveraged Loan Index	3-month USD LIBOR	Quarterly	GSCO	3/20/20	$61,400,000	$2,653,718
Markit iBoxx USD Liquid Leveraged Loan Index	3-month USD LIBOR	Quarterly	GSCO	9/20/20	23,600,000	(79,319)
Total Total Return Swap Contracts						$2,574,399

[a]The Fund receives the total return on the underlying instrument and pays a variable financing rate.
See Abbreviations on page 65.
  |  49

Franklin Strategic Series
Notes to Statements of Investments (unaudited)
1.  ORGANIZATION
Franklin Strategic Series (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of eleven separate funds, seven of which are included in this report (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).
2.  FINANCIAL INSTRUMENT VALUATION
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities, exchange traded funds and derivative financial instruments listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the foreign debt securities are determined.
Investments in open-end mutual funds are valued at the closing NAV. Investments in repurchase agreements are valued at cost, which approximates fair value.
Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the
  |  50

Franklin Strategic Series
Notes to Statements of Investments (unaudited)
anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Funds’ business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, the VC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. At January 31, 2020, a market event occurred resulting in a portion of the securities held by certain or all Funds being valued using fair value procedures.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.
3.  DERIVATIVE FINANCIAL INSTRUMENTS
Certain or all Funds invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.
Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. Certain or all Funds attempt to reduce their exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Funds include failure of the Funds to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. Early termination by the counterparty may result in an immediate payment by the Funds of any net liability owed to that counterparty under the ISDA agreement.
Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund for OTC
  |  51

Franklin Strategic Series
Notes to Statements of Investments (unaudited)
3.  DERIVATIVE FINANCIAL INSTRUMENTS (continued)
derivatives, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Funds’ investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
At January 31, 2020, Franklin Strategic Income Fund received $389,121 in U.S. Treasury Bills, Bonds and Notes as collateral for derivatives.
Certain or all Funds entered into exchange traded futures contracts primarily to manage and/or gain exposure to interest rate risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable.
Certain or all Funds entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date.
Certain or all Funds entered into credit default swap contracts primarily to manage and/or gain exposure to credit risk. A credit default swap is an agreement between the Fund and a counterparty whereby the buyer of the contract receives credit protection and the seller of the contract guarantees the credit worthiness of a referenced debt obligation. These agreements may be privately negotiated in the over-the-counter market (OTC credit default swaps) or may be executed in a multilateral trade facility platform, such as a registered exchange (centrally cleared credit default swaps). The underlying referenced debt obligation may be a single issuer of corporate or sovereign debt, a credit index, a basket of issuers or indices, or a tranche of a credit index or basket of issuers or indices. In the event of a default of the underlying referenced debt obligation, the buyer is entitled to receive the notional amount of the credit default swap contract from the seller in exchange for the referenced debt obligation, a net settlement amount equal to the notional amount of the credit default swap less the recovery value of the referenced debt obligation, or other agreed upon amount. For centrally cleared credit default swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable. Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Upfront payments and receipts represent compensating factors between stated terms of the credit default swap agreement and prevailing market conditions (credit spreads and other relevant factors). These upfront payments and receipts are amortized over the term of the contract as a realized gain or loss.
Certain or all Funds entered into OTC cross currency swap contracts primarily to manage and/or gain exposure to certain foreign currencies. A cross currency swap is an agreement between the Fund and a counterparty to exchange cash flows (determined using either a fixed or floating rate) based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the opening of the contract. Cross currency swaps may require the exchange of notional amounts at the opening and/or closing of the contract. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized. Upfront payments and receipts represent compensating factors between stated terms of the cross currency swap contract and prevailing market conditions (interest rate spreads and other relevant factors). These upfront payments and receipts are amortized over the term of the contract as a realized gain or loss.
Certain or all Funds entered into inflation index swap contracts primarily to manage and/or gain exposure to inflation risk. An inflation index swap is an agreement between the Fund and a counterparty to exchange cash flows whereby one party makes payments based on the percentage change in an index that serves as a measure of inflation and the other party makes a regular payment based on a compounded fixed rate, applied to a notional amount. These agreements may be privately negotiated in the over-the-counter market (OTC inflation index swap) or may be executed on a registered exchange (centrally cleared inflation index swap). For centrally cleared inflation index swaps, required initial margins are pledged by the Fund, and
  |  52

Franklin Strategic Series
Notes to Statements of Investments (unaudited)
the daily change in fair value is accounted for as a variation margin payable or receivable. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized. Typically, an inflation index swap has payment obligations netted and exchanged upon maturity.
Certain or all Funds entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between the Fund and a counterparty to exchange cash flows based on the difference between two interest rates, applied to a notional amount. These agreements may be privately negotiated in the over-the-counter market (OTC interest rate swaps) or may be executed on a registered exchange (centrally cleared interest rate swaps). For centrally cleared interest rate swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized.
Certain or all Funds entered into OTC total return swap contracts primarily to manage and/or gain exposure to credit and other market risks of an underlying instrument such as a stock, bond, index or basket of securities or indices. A total return swap is an agreement between the Fund and a counterparty to exchange a return linked to an underlying instrument for a floating or fixed rate payment, both based upon a notional amount. Over the term of the contract, contractually required payments to be paid or received are accrued daily and recorded as unrealized appreciation or depreciation until the payments are made, at which time they are recognized as realized gain or loss.
Certain or all Funds purchased or wrote OTC option contracts primarily to manage and/or gain exposure to foreign exchange rate risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When an option is purchased or written, an amount equal to the premium paid or received is recorded as an asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying investment is adjusted by any premium received or paid. Upon expiration of an option, any premium received or paid is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference between the premium received or paid and the cost to close the position is recorded as a realized gain or loss.
Certain or all Funds invest in value recovery instruments (VRI) primarily to gain exposure to economic growth. Periodic payments from VRI are dependent on established benchmarks for underlying variables. VRI has a notional amount, which is used to calculate amounts of payments to holders. Payments are recorded upon receipt as realized gains. The risks of investing in VRI include growth risk, liquidity, and the potential loss of investment.
The following Funds have invested in derivatives during the period.
Franklin Strategic Income Fund – Futures, forwards, options, swaps and VRI
4.  MORTGAGE DOLLAR ROLLS
Franklin Strategic Income Fund enters into mortgage dollar rolls, typically on a to-be-announced basis. Mortgage dollar rolls are agreements between the Fund and a financial institution where the Fund sells (or buys) mortgage-backed securities for delivery on a specified date and simultaneously contracts to repurchase (or sell) substantially similar (same type, coupon, and maturity) securities at a future date and at a predetermined price. Gains or losses are realized on the initial sale, and the difference between the repurchase price and the sale price is recorded as an unrealized gain or loss to the Fund upon entering into the mortgage dollar roll. In addition, the Fund may invest the cash proceeds that are received from the initial sale. During the period between the sale and repurchase, the Fund is not entitled to principal and interest paid on the mortgage backed securities. Transactions in mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund’s portfolio turnover rate. The risks of mortgage dollar roll transactions include the potential inability of the counterparty to fulfill its obligations.
  |  53

Franklin Strategic Series
Notes to Statements of Investments (unaudited)
5.  CONCENTRATION OF RISK
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. Current political and financial uncertainty surrounding the European Union may increase market volatility and the economic risk of investing in securities in Europe. In addition, certain foreign securities may not be as liquid as U.S. securities.
6.  RESTRICTED SECURITIES
At January 31, 2020, investments in restricted securities, excluding securities exempt from registration under the Securities Act of 1933, were as follows:
Principal Amount/ Shares/ Units/ Warrants	Issuer	Acquisition Date	Cost	Value
Franklin Biotechnology Discovery Fund
80,195	Intarcia Therapeutics Inc., DD	3/26/14	$2,597,516	$610,926
1,330,687	Metacrine Inc., pfd., C	6/04/18	2,821,056	2,821,056
	Total Restricted Securities (Value is 0.3% of Net Assets)		$5,418,572	$3,431,982
Franklin Growth Opportunities Fund
2,610,594	ClearMotion Inc., pfd., C	11/06/17	$5,500,000	$8,855,696
3,698,772	ClearMotion Inc., pfd., D	12/21/18	10,000,000	13,244,903
201,294	GitLab Inc., pfd., E	9/11/19	3,749,986	3,749,987
1,673,284	LegalZoom.com Inc.	7/20/18	16,479,337	20,077,696
509,182	Optoro Inc., pfd., E	7/24/18	10,020,702	14,022,397
2,362,202	Proterra Inc., pfd., 5, 144A	9/21/16 - 1/13/17	11,896,616	20,867,451
596,775	Proterra Inc., pfd., 6, 144A	6/07/17	3,306,052	5,271,849
780,667	Proterra Inc., pfd., 7	5/21/18 - 9/18/18	5,094,960	6,896,333
289,016	Proterra Inc., pfd., 8	8/02/19	1,996,378	2,553,138
928,488	Sweetgreen Inc., pfd., H	11/09/18	12,107,484	14,822,377
100,835	Sweetgreen Inc., pfd., I	9/16/19	1,724,279	1,784,123
805,800	Tanium Inc., pfd., G	9/14/15	4,000,233	6,139,941
504,854	Tempus Labs Inc., pfd., F	5/29/19	12,499,983	12,499,983
5,028,735	Wheels Up Partners LLC, pfd., D	5/16/19 - 8/02/19	17,499,998	19,102,384
	Total Restricted Securities (Value is 3.5% of Net Assets)		$115,876,008	$149,888,258
Franklin Small Cap Growth Fund
3,698,772	ClearMotion Inc., pfd., D	12/21/18	$10,000,000	$13,244,903
9,905,685	DraftKings Inc.	8/07/15 - 3/02/17	26,627,302	40,522,741
1,431,280	LegalZoom.com Inc.	7/20/18	14,095,961	17,173,896
508,130	Optoro Inc., pfd., E	7/24/18	9,999,999	13,993,426
1,787,047	Proterra Inc., pfd., 5, 144A	9/21/16 - 1/13/17	8,999,998	15,786,591
1,310,834	Proterra Inc., pfd., 6, 144A	6/07/17 - 1/02/18	7,261,842	11,579,774
536,367	Proterra Inc., pfd., 7	5/21/18	3,500,556	4,738,211
596,471	Rent the Runway Inc., pfd.	3/21/19	13,333,328	14,293,965
1,542,673	Smule Inc., pfd., G, 144A	5/31/16	11,099,995	10,322,756
352,675	Smule Inc., pfd., H, 144A	4/27/17	2,999,995	2,783,979
383,435	Sweetgreen Inc., pfd., H	11/09/18	4,999,992	6,121,154
41,641	Sweetgreen Inc., pfd., I	9/16/19	712,061	736,775
  |  54

Franklin Strategic Series
Notes to Statements of Investments (unaudited)
Principal Amount/ Shares/ Units/ Warrants		Issuer	Acquisition Date	Cost	Value
Franklin Small Cap Growth Fund
361,111		Tula eTechnology Inc.	11/01/18	$ —	$ —
3,611,111		Tula Technology Inc., E	9/08/17	6,500,000	7,573,637
4,310,344		Wheels Up Partners LLC, pfd., D	5/16/19 - 8/02/19	14,999,997	16,373,471
		Total Restricted Securities (Value is 6.3% of Net Assets)		$135,131,026	$175,245,279
Franklin Small-Mid Cap Growth Fund
7,974,537		DraftKings Inc.	8/07/15 - 3/02/17	$21,380,303	$32,622,691
470,777		Phononic Devices Inc., wts., 12/01/29	1/17/20	47	903,709
2,970,061		Phononic Inc., pfd., F	6/06/19	7,499,998	5,461,568
481,096		Phononic Inc., Term Loan A, PIK, 6.50%, 1/17/24	1/17/20	481,096	481,096
1,416,913		Proterra Inc., pfd., 5, 144A	9/21/16	7,135,914	12,516,865
		Total Restricted Securities (Value is 1.5% of Net Assets)		$36,497,358	$51,985,929
Franklin Strategic Income Fund
331,326	[a]	Appvion Operations Inc.	4/12/19	$4,481,262	$4,809,415
125,940,079	[b]	K2016470219 South Africa Ltd., A	2/08/13 - 2/01/17	977,122	83,942
12,532,821	[b]	K2016470219 South Africa Ltd., B	2/01/17	9,305	8,353
124,500	[c]	Remington Outdoor Co. Inc., Litigation Units	4/12/19	—	—
		Total Restricted Securities (Value is 0.1% of Net Assets)		$5,467,689	$4,901,710

[a]The Fund also invests in unrestricted securities of other investments in the issuer, valued at $7,445,523 as of January 31, 2020.
[b]The Fund also invests in unrestricted securities of other investments in the issuer, valued at $26,004 as of January 31, 2020.
[c]The Fund also invests in unrestricted securities of other investments in the issuer, valued at $826,524 as of January 31, 2020.
7.  HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES
The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. During the period ended January 31, 2020, investments in “affiliated companies” were as follows:
Name of Issuer	Value at Beginning of Period	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Period	Number of Shares/ Units Held at End of Period	Dividend Income
Franklin Small Cap Growth Fund
Non-Controlled Affiliates
The KeyW Holding Corp.	$33,592,278	$ —	$(33,325,672)	$7,901,967	$(8,168,573)	$—[a]	—	$ —
Sportsman’s Warehouse Holdings Inc.	16,003,372	—	(8,904,835)	(2,523,714)	10,692,705	$15,267,528	2,356,100	—
Total Affiliated Securities (Value is 0.6% of Net Assets)	$49,595,650	$ —	$(42,230,507)	$5,378,253	$2,524,132	$15,267,528		$ —
Franklin Strategic Income Fund
Non-Controlled Affiliates
Remington Outdoor Co. Inc.	$2,909,366	$ —	$ —	$ —	$(2,082,842)	$826,524	1,322,439	$ —
Remington Outdoor Co. Inc., Litigation Units	—	—	—	—	—	—	124,500	—
Total Affiliated Securities (Value is —%† of Net Assets)	$2,909,366	$ —	$ —	$ —	$(2,082,842)	$826,524		$ —
†Rounds to less than 0.1% of net assets.
aAs of January 31, 2020, no longer held by the fund.
  |  55

Franklin Strategic Series
Notes to Statements of Investments (unaudited)
8.  INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES
Certain or all Funds invest in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended January 31, 2020, investments in affiliated management investment companies were as follows:
	Value at Beginning of Period	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Period	Number of Shares Held at End of Period	Investment Income
Franklin Biotechnology Discovery Fund
Non-Controlled Affiliates
								Dividends
Institutional Fiduciary Trust Money Market Portfolio, 1.21%	$27,393,876	$276,532,493	$(253,135,540)	$ —	$ —	$50,790,829	50,790,829	$577,335
								Income from securities loaned
Institutional Fiduciary Trust Money Market Portfolio, 1.21%	27,827,675	187,871,290	(183,272,430)	—	—	32,426,535	32,426,535	292,185
Total Affiliated Securities	$55,221,551	$464,403,783	$(436,407,970)	$ —	$ —	$83,217,364		$869,520
Franklin Growth Opportunities Fund
Non-Controlled Affiliates
								Dividends
Institutional Fiduciary Trust Money Market Portfolio, 1.21%	$69,126,928	$389,490,095	$(458,594,222)	$ —	$ —	$22,801	22,801	$399,086
								Income from securities loaned
Institutional Fiduciary Trust Money Market Portfolio, 1.21%	—	195,469,970	(174,678,875)	—	—	20,791,095	20,791,095	177,531
Total Affiliated Securities	$69,126,928	$584,960,065	$(633,273,097)	$ —	$ —	$20,813,896		$576,617
Franklin Natural Resources Fund
Non-Controlled Affiliates
								Dividends
Institutional Fiduciary Trust Money Market Portfolio, 1.21%	$788,220	$53,990,481	$(48,124,291)	$ —	$ —	$6,654,410	6,654,410	$27,097
								Income from securities loaned
Institutional Fiduciary Trust Money Market Portfolio, 1.21%	—	3,665,379	(3,665,379)	—	—	—	—	2,928
Total Affiliated Securities	$788,220	$57,655,860	$(51,789,670)	$ —	$ —	$6,654,410		$30,025
Franklin Select U.S. Equity Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio, 1.21%	$7,161,073	$17,368,717	$(23,039,731)	$ —	$ —	$1,490,059	1,490,059	$20,508
  |  56

Franklin Strategic Series
Notes to Statements of Investments (unaudited)
	Value at Beginning of Period	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Period	Number of Shares Held at End of Period	Investment Income
Franklin Small Cap Growth Fund
Non-Controlled Affiliates
								Dividends
Institutional Fiduciary Trust Money Market Portfolio, 1.21%	$70,752,806	$356,961,193	$(350,806,839)	$ —	$ —	$76,907,160	76,907,160	$890,605
								Income from securities loaned
Institutional Fiduciary Trust Money Market Portfolio, 1.21%	18,262,684	306,613,112	(289,528,575)	—	—	35,347,221	35,347,221	376,726
Total Affiliated Securities	$89,015,490	$663,574,305	$(640,335,414)	$ —	$ —	$112,254,381		$1,267,331
Franklin Small-Mid Cap Growth Fund
Non-Controlled Affiliates
								Dividends
Institutional Fiduciary Trust Money Market Portfolio, 1.21%	$124,157,073	$625,768,445	$(624,862,911)	$ —	$ —	$125,062,607	125,062,607	$1,404,758
								Income from securities loaned
Institutional Fiduciary Trust Money Market Portfolio, 1.21%	6,811,635	270,614,212	(234,094,617)	—	—	43,331,230	43,331,230	363,143
Total Affiliated Securities	$130,968,708	$896,382,657	$(858,957,528)	$ —	$ —	$168,393,837		$1,767,901
Franklin Strategic Income Fund
Controlled Affiliates
								Dividends
Franklin Floating Rate Income Fund[a]	$194,101,482	$ —	$(54,960,600)	$(10,939,400)	$(611,818)	$127,589,664	15,243,688	$8,691,043
Non-Controlled Affiliates
								Dividends
Institutional Fiduciary Trust Money Market Portfolio, 1.21%	63,183,777	53,329,158	(57,692,182)	—	—	58,820,753	58,820,753	779,350
Total Affiliated Securities	$257,285,259	$53,329,158	$(112,652,782)	$(10,939,400)	$(611,818)	$186,410,417		$9,470,393
aEffective May 31, 2019, Franklin Middle Tier Floating Rate Fund was renamed Franklin Floating Rate Income Fund.
9.  INVESTMENTS IN FT HOLDINGS CORPORATION II (FT SUBSIDIARY)
Franklin Strategic Income Fund invests in certain financial instruments through its investment in FT Subsidiary. FT Subsidiary is a Delaware Corporation, is a wholly-owned subsidiary of the Fund, and is able to invest in certain financial instruments consistent with the investment objective of the Fund. At January 31, 2020, FT Subsidiary’s investment, Turtle Bay Resort, as well as any other assets and liabilities of FT Subsidiary are reflected in the Fund’s Consolidated Statement of Investments. At January 31, 2020, the net assets of FT Subsidiary were $18,480,697, representing 0.4% of the Fund’s consolidated net assets. The Fund’s investment in FT Subsidiary is limited to 25% of consolidated assets.
  |  57

Franklin Strategic Series
Notes to Statements of Investments (unaudited)
10.  REORGANIZATION/ UPCOMING MERGERS/ ACQUISITIONS
On December 6, 2019, Franklin Low Duration Total Return Fund (Surviving Fund), pursuant to a plan of reorganization approved on October 18, 2019, by shareholders of Franklin Flexible Alpha Bond Fund (Acquired Fund), a series of Franklin Strategic Series, acquired 100% of the Acquired Fund’s net assets, primarily made up of investment securities, through a tax-free exchange of shares of the Surviving Fund for the net assets of the Acquired Fund. Capital losses obtained by the Surviving Fund may be carried over to offset future capital gains, subject to certain limitations.
On February 7, 2020, Franklin Growth Fund (Surviving Fund), a series of Franklin Custodian Funds, pursuant to a plan of reorganization approved on November 22, 2019, by shareholders of Franklin Select U.S. Equity Fund (Acquired Fund), acquired 100% of the Acquired Fund’s net assets, primarily made up of investment securities, through a tax-free exchange of shares of the Surviving Fund for the net assets of the Acquired Fund.
11.  FAIR VALUE MEASUREMENTS
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:
•	Level 1 – quoted prices in active markets for identical financial instruments
•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of January 31, 2020, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:
	Level 1	Level 2	Level 3	Total
Franklin Biotechnology Discovery Fund
Assets:
Investments in Securities:[a]
Equity Investments:[b]
Biotechnology	$882,159,030	$—	$3,431,982	$885,591,012
All Other Equity Investments	198,223,536	—	—	198,223,536
Escrows and Litigation Trusts	—	—	936,544	936,544
Short Term Investments	83,217,364	—	—	83,217,364
Total Investments in Securities	$1,163,599,930	$ —	$4,368,526	$1,167,968,456
Franklin Growth Opportunities Fund
Assets:
Investments in Securities:[a]
Equity Investments:[b]
Communication Services	$274,983,919	$—	$6,139,941	$281,123,860
Consumer Discretionary	438,561,219	—	74,295,870	512,857,089
Health Care	650,674,630	—	12,499,983	663,174,613
Industrials	463,711,042	—	33,124,781	496,835,823
Information Technology	1,653,843,429	—	62,360,050	1,716,203,479
All Other Equity Investments	572,635,379	—	—	572,635,379
Short Term Investments	20,813,896	—	—	20,813,896
  |  58

Franklin Strategic Series
Notes to Statements of Investments (unaudited)
	Level 1	Level 2	Level 3	Total
Franklin Growth Opportunities Fund (continued)
Total Investments in Securities	$4,075,223,514	$ —	$188,420,625	$4,263,644,139
Franklin Natural Resources Fund
Assets:
Investments in Securities:[a]
Equity Investments:
Copper	$6,966,674	$3,732,394	$—	$10,699,068
Diversified Chemicals	—	2,099,336	—	2,099,336
Diversified Metals & Mining	10,899,685	7,868,868	—[c]	18,768,553
Gold	13,876,706	1,681,557	—	15,558,263
Oil & Gas Exploration & Production	68,013,349	2,264,687	—	70,278,036
All Other Equity Investments	113,199,988	—	—	113,199,988
Short Term Investments	6,654,410	—	—	6,654,410
Total Investments in Securities	$219,610,812	$17,646,842	$ —	$237,257,654
Franklin Select U.S. Equity Fund
Assets:
Investments in Securities:[a]
Equity Investments	$104,134,282	$—	$—	$104,134,282
Short Term Investments	1,490,059	—	—	1,490,059
Total Investments in Securities	$105,624,341	$ —	$ —	$105,624,341
Franklin Small Cap Growth Fund
Assets:
Investments in Securities:[a]
Equity Investments:[b]
Consumer Discretionary	$322,114,091	$—	$147,226,000[c]	$469,340,091
Industrials	482,830,566	—	30,366,897	513,197,463
Information Technology	671,859,372	—	30,280,631	702,140,003
All Other Equity Investments	1,012,102,397	—	—	1,012,102,397
Short Term Investments	112,254,381	—	—	112,254,381
Total Investments in Securities	$2,601,160,807	$ —	$207,873,528	$2,809,034,335
Franklin Small-Mid Cap Growth Fund
Assets:
Investments in Securities:[a]
Equity Investments:[b]
Consumer Discretionary	$548,278,232	$—	$45,139,556	$593,417,788
Financials	218,076,910	—	5,461,568	223,538,478
Information Technology	1,096,741,719	—	21,454,314	1,118,196,033
All Other Equity Investments	1,435,439,647	—	—	1,435,439,647
Senior Floating Rate Interests	—	—	481,096	481,096
Short Term Investments	168,393,837	—	—	168,393,837
Total Investments in Securities	$3,466,930,345	$ —	$72,536,534	$3,539,466,879
  |  59

Franklin Strategic Series
Notes to Statements of Investments (unaudited)
11.  FAIR VALUE MEASUREMENTS (continued)
	Level 1	Level 2	Level 3	Total
Franklin Strategic Income Fund
Assets:
Investments in Securities:[a]
Equity Investments:[b]
Commercial & Professional Services	$—	$826,524	$—	$826,524
Consumer Services	—	—	122,759	122,759
Energy	5,093,394	4,016,247	6,303[c]	9,115,944
Materials	665,173	—	4,809,415	5,474,588
Media & Entertainment	2,814,293	—	29,169	2,843,462
Retailing	—	—	92,295	92,295
Software & Services	—	—	750,000	750,000
All Other Equity Investments	127,589,664	—	—	127,589,664
Corporate Bonds:
Retailing	—	3,816,000	26,004	3,842,004
All Other Corporate Bonds	—	1,372,800,748	—	1,372,800,748
Senior Floating Rate Interests:
Household & Personal Products	—	605,578	42,987,745	43,593,323
Software & Services	—	3,619,780	20,083,375	23,703,155
All Other Senior Floating Rate Interests	—	129,963,720	—	129,963,720
Marketplace Loans	—	—	5,226,339	5,226,339
Foreign Government and Agency Securities	—	479,168,980	—	479,168,980
U.S. Government and Agency Securities	—	287,194,329	—	287,194,329
Asset-Backed Securities and Commercial Mortgage-Backed Securities	—	1,375,959,457	—	1,375,959,457
Mortgage-Backed Securities	—	372,030,337	—	372,030,337
Municipal Bonds	—	200,140,464	—	200,140,464
Escrows and Litigation Trusts	—	60,000	—[c]	60,000
Options Purchased	—	2,020,023	—	2,020,023
Short Term Investments	58,820,753	123,817,564	—	182,638,317
Total Investments in Securities	$194,983,277	$4,356,039,751	$74,133,404	$4,625,156,432
Other Financial Instruments:
Futures Contracts	$10,655,900	$—	$—	$10,655,900
Forward Exchange Contracts	—	6,257,258	—	6,257,258
Swap Contracts	—	7,541,905	—	7,541,905
Total Other Financial Instruments	$10,655,900	$13,799,163	$ —	$24,455,063
Liabilities:
Other Financial Instruments:
Futures Contracts	$8,982,036	$—	$—	$8,982,036
Forward Exchange Contracts	—	4,752,238	—	4,752,238
Swap Contracts	—	8,564,993	—	8,564,993
Total Other Financial Instruments	$8,982,036	$13,317,231	$ —	$22,299,267

[a]For detailed categories, see the accompanying Statement of Investments.
[b]Includes common and preferred stocks and management investment companies as well as other equity interests.
[c]Includes securities determined to have no value at January 31, 2020.
  |  60

Franklin Strategic Series
Notes to Statements of Investments (unaudited)
A reconciliation of assets and/or liabilities in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the year. At January 31, 2020, the reconciliation of assets and/or liabilities, is as follows:
	Balance at Beginning of Period	Purchases	Sales	Transfers Into Level 3[a]	Transfers Out of Level 3	Cost Basis Adjustments[b]	Net Realized Gain (Loss)	Net Unrealized Appreciation (Depreciation)	Balance at End of Period	Net Change in Unrealized Appreciation (Depreciation) on Assets Held at Period End
Franklin Growth Opportunities Fund
Assets:
Investments in Securities:
Equity Investments:[c]
Communication Services	$ 4,893,610	$ —	$ —	$ —	$ —	$ —	$ —	$ 1,246,331	$ 6,139,941	$ 1,246,331
Consumer Discretionary	65,366,728	3,720,657	—	—	—	—	—	5,208,485	74,295,870	5,208,485
Financials	14,395,754	—	—	—	—	(13,500,004)	—	(895,750)	—	—
Health Care	—	12,499,983	—	—	—	—	—	—	12,499,983	—
Industrials	12,168,487	17,499,998	—	—	—	—	—	3,456,296	33,124,781	3,456,296
Information Technology	20,473,416	3,749,986	—	—	—	13,500,004	—	24,636,644	62,360,050	24,636,644
Total Investments in Securities	$ 117,297,995	$ 37,470,624	$ —	$ —	$ —	$ —	$ —	$ 33,652,006	$ 188,420,625	$ 34,547,756
Franklin Small Cap Growth Fund
Assets:
Investments in Securities:
Equity Investments:[c]
Consumer Discretionary	$119,996,881[d]	$712,061	$—	$—	$—	$ —	$ —	$26,517,058	$147,226,000[d]	$26,517,058
Industrials	12,143,346	14,999,997	—	—	—	—	—	3,223,554	30,366,897	3,223,554
Information Technology	31,063,930	—	—	—	—	—	—	(783,299)	30,280,631	(783,299)
Total Investments in Securities	$ 163,204,157	$ 15,712,058	$ —	$ —	$ —	$ —	$ —	$ 28,957,313	$ 207,873,528	$28,957,313
Franklin Small-Mid Cap Growth Fund
Assets:
Investments in Securities:
Equity Investments:[c]
Consumer Discretionary	$33,865,637	$ —	$ —	$ —	$ —	$ —	$ —	$11,273,919	$45,139,556	$11,273,919
Financials	7,677,734	7,499,998	—	—	—	(7,200,001)	—	(2,516,163)	5,461,568	(2,038,430)
Information Technology	—	47	—	—	—	7,200,001	—	14,254,266	21,454,314	14,254,266
Senior Floating Rate Interests	—	481,096	—	—	—	—	—	—	481,096	—
Total Investments in Securities	$ 41,543,371	$ 7,981,141	$ —	$ —	$ —	$ —	$ —	$ 23,012,022	$ 72,536,534	$ 23,489,755

  |  61

Franklin Strategic Series
Notes to Statements of Investments (unaudited)
11.  FAIR VALUE MEASUREMENTS (continued)
	Balance at Beginning of Period	Purchases	Sales	Transfers Into Level 3[a]	Transfers Out of Level 3	Cost Basis Adjustments[b]	Net Realized Gain (Loss)	Net Unrealized Appreciation (Depreciation)	Balance at End of Period	Net Change in Unrealized Appreciation (Depreciation) on Assets Held at Period End
Franklin Strategic Income Fund
Assets:
Investments in Securities:
Equity Investments:[c]
Consumer Services	$122,759	$—	$—	$—	$—	$—	$—	$—	$122,759	$—
Energy	2	—	—	138,516[d]	—	—	—	(132,215)	6,303[d]	(132,215)
Materials	4,615,489	—	—	—	—	—	—	193,926	4,809,415	193,926
Media & Entertainment	—	24,605	—	—	—	—	—	4,564	29,169	4,564
Retailing	96,878	—	—	—	—	—	—	(4,583)	92,295	(4,583)
Software & Services	750,000	—	—	—	—	—	—	-	750,000	—
Corporate Bonds:
Retailing	90,006	—	—	—	—	(1,269,781)	—	1,205,779	26,004	1,205,779
Senior Floating Rate Interests:
Household & Personal Products	42,108,964	—	—	—	—	1,274,154	—	(395,373)	42,987,745	(395,373)
Software & Services	19,883,394	—	—	—	—	175,253	—	24,728	20,083,375	24,728
Marketplace Loans	—	5,264,312	—	—	—	—	—	(37,973)	5,226,339	(37,973)
Escrows and Litigation Trusts	—[d]	—	—	—	—	—	—	—	—[d]	—
Total Investments in Securities	$ 67,667,492	$5,288,917	$ —	$ 138,516	$ —	$179,626	$ —	$ 858,853	$ 74,133,404	$ 858,853
aTransferred into Level 3 as a result of the unavailability of a quoted market price in an active market for identical securities and other significant observable valuation inputs. May include amounts related to a corporate action.
bMay include accretion, amortization, partnership adjustments, and/or other cost basis adjustments.
cIncludes common and preferred stocks as well as other equity interests.
dIncludes securities determined to have no value.
Significant unobservable valuation inputs developed by the VC for material Level 3 financial instruments and impact to fair value as a result of changes in unobservable valuation inputs as of January 31, 2020, are as follows:
Description	Fair Value at End of Period	Valuation Technique	Unobservable Inputs	Amount/Range (Weighted Averagea)	Impact to Fair Value if Input Increases[b]
Franklin Growth Opportunities Fund
Assets:
Investments in Securities:
Equity Investments:[c]
Communication Services	$6,139,941	Discounted cash flow	Terminal multiple	22.3x	Increase[d]
			Discount rate	8.5%	Decrease[e]
			Discount for lack of marketability	9.9%	Decrease[d]
Consumer Discretionary	74,295,870	Discounted cash flow	Forward EBITDA growth rate	4.0%	Increase[d]
			Long term growth rate	2.0%	Increase[d]
  |  62

Franklin Strategic Series
Notes to Statements of Investments (unaudited)
Description	Fair Value at End of Period	Valuation Technique	Unobservable Inputs	Amount/Range (Weighted Averagea)	Impact to Fair Value if Input Increases[b]
			Discount rate	10.1% - 13.9% (11.0%)	Decrease[e]
			Discount for lack of marketability	4.6% - 17.3% (9.9%)	Decrease[d]
			Terminal multiple	32.5x	Increase[d]
Industrials	$33,124,781	Discounted cash flow	Discount rate	11.0% - 21.2% (15.3%)	Decrease[e]
			Long term growth rate	3.0% - 5.0% (3.8%)	Increase[d]
			Discount for lack of marketability	6.2% - 9.8% (8.3%)	Decrease[d]
Information Technology	58,610,063	Discounted cash flow	Discount rate	12.1%	Decrease[e]
			Long term growth rate	4.0%	Increase[e]
			Discount for lack of marketability	7.7%	Decrease
		Market comparables	Discount for lack of marketability	5.8%	Decrease[d]
All Other Investments[f]	16,249,970
Total	$188,420,625

Franklin Small Cap Growth Fund
Assets:
Investments in Securities:
Equity Investments:[c]
Consumer Discretionary	$147,226,000	Discounted cash flow	Forward EBITDA growth rate	4.0%	Increase[d]
			Long term growth rate	2.0%	Increase[d]
			Discount rate	10.1% - 14.7% (11.5%)	Decrease[e]
			Discount for lack of marketability	4.6% - 17.3% (8.5%)	Decrease[d]
			Terminal multiple	32.5x	Increase[d]
		Market comparables	EV / EBITDA multiple	18.3x - 22.2x	Increase[d]
			EV / revenue multiple	12.3x	Increase
			Discount for lack of marketability	2.9% - 11.0% (7.0%)	Decrease[d]
Industrials	30,366,897	Discounted cash flow	Discount rate	11.0% - 21.2% (15.7%)	Decrease[e]
			Long term growth rate	3.0% - 5.0% (3.9%)	Increase[d]
			Discount for lack of marketability	6.2% - 9.8% (8.1%)	Decrease[d]
Information Technology	30,280,631	Market comparables	EV / revenue multiple	3.0x	Increase
			Discount for lack of marketability	6.0%	Decrease[d]
		Discounted cash flow	Discount rate	12.1%	Decrease[e]
			Long term growth rate	4.0%	Increase[e]
  |  63

Franklin Strategic Series
Notes to Statements of Investments (unaudited)
11.  FAIR VALUE MEASUREMENTS (continued)
Description	Fair Value at End of Period	Valuation Technique	Unobservable Inputs	Amount/Range (Weighted Averagea)	Impact to Fair Value if Input Increases[b]
			Discount for lack of marketability	7.7%	Decrease
All Other Investments[f]	$—[g]
Total	$207,873,528

Franklin Small-Mid Cap Growth Fund
Assets:
Investments in Securities:
Equity Investments:[c]
Consumer Discretionary	$45,139,556	Discounted cash flow	Forward EBITDA growth rate	4.0%	Increase[d]
			Discount rate	10.1%	Decrease[e]
			Discount for lack of marketability	4.6%	Decrease[d]
		Market comparables	Discount for lack of marketability	9.5%	Decrease[d]
Financials	5,461,568	Discounted cash flow	Discount rate	16.6%	Decrease
			Discount for lack of marketability	12.4%	Decrease[d]
			Terminal multiple	20.5x	Increase
Information Technology	20,550,605	Market comparables	Discount for lack of marketability	5.8%	Decrease[d]
All Other Investments[f]	1,384,805
Total	$ 72,536,534

Franklin Strategic Income Fund
Assets:
Investments in Securities:
Equity Investments:[c]
Materials	$4,809,415	Discounted cash flow	Weighted average cost of capital	16.8%	Decrease[d]
			Unlevered free cash flow	$129.1 mil	Increase[d]
			Discount for lack of marketability	20.0%	Decrease[d]
			Long term growth rate	0.0%	Increase
Senior Floating Rate Interests:
Household & Personal Products	42,987,745	Discounted cash flow	Free cash flow	$19.5 - $33.1 mil ($28.6 mil)	Increase[e]
			Discount rate	10.6% - 15.0% (12.1%)	Decrease[d]
Software & Services	20,083,375	Discounted cash flow	Free cash flow	$25.7 mil	Increase[e]
			Discount rate	18.5%	Increase[d]
All other investments[f]	6,252,869[g]
Total	$74,133,404
aWeighted based on the relative fair value of the financial instruments.
bRepresents the directional change in the fair value of the Level 3 financial instruments that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant impacts, if any, to fair value and/or net assets have been indicated.
cIncludes common and preferred stocks.
dRepresents a significant impact to fair value but not net assets.
eRepresents a significant impact to fair value and net assets.
  |  64

Franklin Strategic Series
Notes to Statements of Investments (unaudited)
fIncludes financial instruments with values derived using private transaction prices or non-public third party pricing information which is unobservable. May also include fair value of immaterial financial instruments developed using various valuation techniques and unobservable inputs.
gIncludes securities determined to have no value at January 31, 2020.

Abbreviations List

EBITDA    Earnings before interest, taxes, depreciation and amortizatin
EV            Enterprise value
12.  SUBSEQUENT EVENTS
The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.
Abbreviations
Counterparty
BNDP	BNP Paribas
BZWS	Barclays Bank PLC
CITI	Citigroup, Inc.
DBAB	Deutsche Bank AG
GSCO	The Goldman Sachs Group, Inc.
JPHQ	JP Morgan Chase & Co.
MSCO	Morgan Stanley
Currency
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CNY	Chinese Yuan
COP	Colombian Peso
DOP	Dominican Peso
EUR	Euro
IDR	Indonesian Rupiah
USD	United States Dollar
UYU	Uruguayan Peso
ZAR	South African Rand
Selected Portfolio
ADR	American Depositary Receipt
ARM	Adjustable Rate Mortgage
BBSW	Bank Bill Swap Rate
BZDIOVRA	Brazil Cetip DI Interbank Deposit Rate
CABA	Canada Banker’s Acceptance
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury Index
CNRR	China Reverse Repo Rate
CPI	Consumer Price Index
FRN	Floating Rate Note
GDP	Gross Domestic Product
GO	General Obligation
LIBOR	London InterBank Offered Rate
MBS	Mortgage-Backed Security
PIK	Payment-In-Kind
RDA	Redevelopment Agency/Authority
SF	Single Family
T-Note	Treasury Note
VRI	Value Recovery Instruments

Index Abbreviation
CDX.EM.Series number	CDX Emerging Markets Index
MCDX.NA.Series number	MCDX North America Index

For additional information on the Funds’ significant accounting policies, please refer to the Funds’ most recent semiannual or annual shareholder report.
  |  65